JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 53.0%
Aerospace & Defense — 0.6%
Airbus SE (France) *	11		1,282
BAE Systems plc (United Kingdom)	13		93
Dassault Aviation SA (France)	–	(a)	7
Elbit Systems Ltd. (Israel)	–	(a)	16
General Dynamics Corp.	3		611
MTU Aero Engines AG (Germany)	–	(a)	53
Northrop Grumman Corp.	5		1,571
Raytheon Technologies Corp.	12		959
Rolls-Royce Holdings plc (United Kingdom) *	35		51
Safran SA (France)	9		1,250
Singapore Technologies Engineering Ltd. (Singapore)	7		19
Thales SA (France)	–	(a)	44

			5,956

Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) (Germany)	4		225
DSV Panalpina A/S (Denmark)	1		169
Hyundai Glovis Co. Ltd. (South Korea)	–	(a)	25
SG Holdings Co. Ltd. (Japan)	1		30
Yamato Holdings Co. Ltd. (Japan)	1		33

			482

Airlines — 0.2%
Alaska Air Group, Inc. *	4		250
ANA Holdings, Inc. (Japan) *	1		14
Delta Air Lines, Inc. *	9		458
Deutsche Lufthansa AG (Registered) (Germany) *	1		15
Japan Airlines Co. Ltd. (Japan) *	30		663
Qantas Airways Ltd. (Australia) *	4		15
Ryanair Holdings plc, ADR (Ireland) *	6		666
Singapore Airlines Ltd. (Singapore) *	6		23

			2,104

Auto Components — 0.1%
Aisin Corp. (Japan)	1		27
Bridgestone Corp. (Japan)	2		89
Cie Generale des Etablissements Michelin SCA (France)	1		106
Continental AG (Germany)	–	(a)	61
Denso Corp. (Japan)	2		119
Faurecia SE (France)	–	(a)	26
Hankook Tire & Technology Co. Ltd. (South Korea)	1		45
Hanon Systems (South Korea)	2		32
Hyundai Mobis Co. Ltd. (South Korea)	–	(a)	39
Koito Manufacturing Co. Ltd. (Japan)	–	(a)	27
Mando Corp. (South Korea) *	–	(a)	22
Minth Group Ltd. (China)	8		34
NGK Spark Plug Co. Ltd. (Japan)	1		10
Stanley Electric Co. Ltd. (Japan)	1		18
Sumitomo Electric Industries Ltd. (Japan)	3		48
Toyoda Gosei Co. Ltd. (Japan)	–	(a)	8
Toyota Industries Corp. (Japan)	1		54
Valeo SA (France)	1		32

			797

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	1		143
Bayerische Motoren Werke AG (Preference) (Germany)	–	(a)	15
Daimler AG (Registered) (Germany)	4		318
Eicher Motors Ltd. (India) *	1		22
Ferrari NV (Italy)	1		110
Guangzhou Automobile Group Co. Ltd., Class H (China)	56		47
Honda Motor Co. Ltd. (Japan)	7		205
Hyundai Motor Co. (South Korea)	–	(a)	58
Isuzu Motors Ltd. (Japan)	2		25
Kia Motors Corp. (South Korea)	1		46
Maruti Suzuki India Ltd. (India)	1		77
Mazda Motor Corp. (Japan)	2		20
NIO, Inc., ADR (China) *	2		87
Nissan Motor Co. Ltd. (Japan) *	10		55
Porsche Automobil Holding SE (Preference) (Germany)	1		69
Renault SA (France) *	1		35
Stellantis NV	9		151
Subaru Corp. (Japan)	3		52
Suzuki Motor Corp. (Japan)	2		68
Tesla, Inc. *	5		3,333
Thor Industries, Inc.	6		765
Toyota Motor Corp. (Japan)	19		1,509
Volkswagen AG (Germany)	–	(a)	50
Volkswagen AG (Preference) (Germany)	7		2,052
Yamaha Motor Co. Ltd. (Japan)	1		30

			9,342

Banks — 4.2%
ABN AMRO Bank NV, CVA (Netherlands) (b)	2		19
Absa Group Ltd. (South Africa)	5		46
Al Rajhi Bank (Saudi Arabia)	5		130
Alinma Bank (Saudi Arabia) *	8		39
Australia & New Zealand Banking Group Ltd. (Australia)	12		253
Axis Bank Ltd. (India) *	5		46
Banco Bilbao Vizcaya Argentaria SA (Spain)	28		144
Banco Santander SA (Spain)	72		246
Bank Central Asia Tbk. PT (Indonesia)	423		905
Bank Hapoalim BM (Israel) *	5		37
Bank Leumi Le-Israel BM (Israel) *	6		40
Bank of America Corp.	86		3,347
Bank of East Asia Ltd. (The) (Hong Kong)	6		12
Bank of Kyoto Ltd. (The) (Japan)	–	(a)	18
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia) *	222		67
Banque Cantonale Vaudoise (Registered) (Switzerland)	–	(a)	12
Barclays plc (United Kingdom)	72		185
BNP Paribas SA (France) *	14		849
BOC Hong Kong Holdings Ltd. (China)	16		54
CaixaBank SA (Spain)	18		57

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Capitec Bank Holdings Ltd. (South Africa) *	1		56
Chiba Bank Ltd. (The) (Japan)	2		14
China Construction Bank Corp., Class H (China)	264		223
China Merchants Bank Co. Ltd., Class H (China)	18		138
CIMB Group Holdings Bhd. (Malaysia)	19		20
Citigroup, Inc.	12		864
Citizens Financial Group, Inc.	25		1,093
Commerce Bancshares, Inc.	4		273
Commerzbank AG (Germany) *	4		26
Commonwealth Bank of Australia (Australia)	7		483
Concordia Financial Group Ltd. (Japan)	4		17
Credicorp Ltd. (Peru)	2		267
Credit Agricole SA (France)	5		69
CTBC Financial Holding Co. Ltd. (Taiwan)	22		17
Cullen/Frost Bankers, Inc.	3		280
Danske Bank A/S (Denmark)	3		54
DBS Group Holdings Ltd. (Singapore)	8		161
DNB ASA (Norway)	4		82
Erste Group Bank AG (Austria)	19		654
FinecoBank Banca Fineco SpA (Italy) *	3		41
First Horizon Corp.	32		539
First Republic Bank	3		460
Fukuoka Financial Group, Inc. (Japan)	1		11
Grupo Financiero Banorte SAB de CV, Class O (Mexico) *	12		70
Hana Financial Group, Inc. (South Korea)	1		44
Hang Seng Bank Ltd. (Hong Kong)	3		62
HDFC Bank Ltd., ADR (India) *	36		2,788
HSBC Holdings plc (United Kingdom)	85		494
Huntington Bancshares, Inc.	21		329
ICICI Bank Ltd. (India) *	2		19
Industrial & Commercial Bank of China Ltd., Class H (China)	153		110
ING Groep NV (Netherlands)	78		954
Intesa Sanpaolo SpA (Italy) *	69		186
Israel Discount Bank Ltd., Class A (Israel) *	5		20
Itau Unibanco Holding SA, ADR (Brazil)	16		80
Itausa SA (Preference) (Brazil)	30		54
Japan Post Bank Co. Ltd. (Japan)	2		16
Kasikornbank PCL (Thailand)	13		60
KB Financial Group, Inc. (South Korea)	1		64
KBC Group NV (Belgium) *	18		1,339
Kotak Mahindra Bank Ltd. (India) *	3		78
Lloyds Banking Group plc (United Kingdom) *	294		173
M&T Bank Corp.	7		1,075
Mediobanca Banca di Credito Finanziario SpA (Italy) *	3		28
Mitsubishi UFJ Financial Group, Inc. (Japan)	51		272
Mizrahi Tefahot Bank Ltd. (Israel) *	1		14
Mizuho Financial Group, Inc. (Japan)	10		144
Moneta Money Bank A/S (Czech Republic) (b)	7		25
National Australia Bank Ltd. (Australia)	14		271
National Bank of Kuwait SAKP (Kuwait)	9		25
National Commercial Bank (Saudi Arabia)	7		97
Natwest Group plc (United Kingdom)	20		55
Nordea Bank Abp (Finland)	13		133
OTP Bank Nyrt. (Hungary) *	1		43
Oversea-Chinese Banking Corp. Ltd. (Singapore)	14		121
Ping An Bank Co. Ltd., Class A (China)	17		57
PNC Financial Services Group, Inc. (The)	6		1,102
Postal Savings Bank of China Co. Ltd., Class H (China) (b)	93		70
Public Bank Bhd. (Malaysia)	50		50
Qatar National Bank QPSC (Qatar)	10		47
Raiffeisen Bank International AG (Austria)	1		12
Regions Financial Corp.	14		297
Resona Holdings, Inc. (Japan)	9		38
Sberbank of Russia PJSC, ADR (Russia)	9		134
Sberbank of Russia PJSC, ADR (Russia)	–	(a)	4
ServisFirst Bancshares, Inc.	6		394
Shinhan Financial Group Co. Ltd. (South Korea)	3		91
Shinsei Bank Ltd. (Japan)	1		11
Shizuoka Bank Ltd. (The) (Japan)	2		14
Siam Commercial Bank PCL (The) (Thailand)	14		49
Signature Bank	3		670
Skandinaviska Enskilda Banken AB, Class A (Sweden)	7		83
Societe Generale SA (France) *	25		658
Standard Chartered plc (United Kingdom)	11		77
Sumitomo Mitsui Financial Group, Inc. (Japan)	5		196
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		49
SVB Financial Group *	1		402
Svenska Handelsbanken AB, Class A (Sweden)	102		1,106
Swedbank AB, Class A (Sweden)	4		66
Toronto-Dominion Bank (The) (Canada)	21		1,392
Truist Financial Corp.	74		4,320
UniCredit SpA (Italy) *	66		694
United Overseas Bank Ltd. (Singapore)	5		94
US Bancorp	36		1,976
Wells Fargo & Co.	107		4,189
Western Alliance Bancorp	5		452
Westpac Banking Corp. (Australia)	15		279

			40,664

Beverages — 1.3%
Anheuser-Busch InBev SA/NV (Belgium)	3		199
Asahi Group Holdings Ltd. (Japan)	2		80
Budweiser Brewing Co. APAC Ltd. (China) (b)	7		22

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Carlsberg A/S, Class B (Denmark)	6		855
Cia Cervecerias Unidas SA, ADR (Chile)	1		10
Coca-Cola Amatil Ltd. (Australia)	2		22
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1		10
Coca-Cola Co. (The)	74		3,911
Coca-Cola European Partners plc (United Kingdom)	1		44
Coca-Cola HBC AG (Switzerland)	1		27
Constellation Brands, Inc., Class A	9		2,000
Davide Campari-Milano NV (Italy)	2		27
Diageo plc (United Kingdom)	75		3,102
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	1		52
Heineken Holding NV (Netherlands)	–	(a)	43
Heineken NV (Netherlands)	8		816
Ito En Ltd. (Japan)	–	(a)	12
Keurig Dr Pepper, Inc.	13		464
Kirin Holdings Co. Ltd. (Japan)	4		69
Kweichow Moutai Co. Ltd., Class A (China)	–	(a)	92
Pernod Ricard SA (France)	1		163
Remy Cointreau SA (France)	–	(a)	18
Suntory Beverage & Food Ltd. (Japan)	1		26
Treasury Wine Estates Ltd. (Australia)	3		24
United Spirits Ltd. (India) *	6		43

			12,131

Biotechnology — 1.1%
AbbVie, Inc.	44		4,778
Agios Pharmaceuticals, Inc. *	1		52
Alnylam Pharmaceuticals, Inc. *	2		244
Amgen, Inc.	4		1,069
Amoy Diagnostics Co. Ltd., Class A (China)	1		14
Argenx SE (Netherlands) *	–	(a)	51
BeiGene Ltd., ADR (China) *	–	(a)	73
Biogen, Inc. *	2		697
Celltrion, Inc. (South Korea) *	–	(a)	1
CSL Ltd. (Australia)	2		382
Exact Sciences Corp. *	3		430
Exelixis, Inc. *	14		308
Galapagos NV (Belgium) *	–	(a)	14
Genmab A/S (Denmark) *	–	(a)	89
Grifols SA (Spain)	1		32
Innovent Biologics, Inc. (China) * (b)	7		66
PeptiDream, Inc. (Japan) *	–	(a)	18
Regeneron Pharmaceuticals, Inc. *	3		1,540
Vertex Pharmaceuticals, Inc. *	3		575
Zai Lab Ltd., ADR (China) *	–	(a)	62

			10,495

Building Products — 0.5%
AGC, Inc. (Japan)	1		34
Assa Abloy AB, Class B (Sweden)	4		120
China Lesso Group Holdings Ltd. (China)	16		35
Cie de Saint-Gobain (France)	2		127
Daikin Industries Ltd. (Japan)	1		202
Fortune Brands Home & Security, Inc.	12		1,144
Geberit AG (Registered) (Switzerland)	–	(a)	99
Kingspan Group plc (Ireland)	1		42
Kingspan Group plc (Ireland)	–	(a)	12
Lennox International, Inc.	1		455
Lixil Corp. (Japan)	1		31
Nibe Industrier AB, Class B (Sweden)	1		41
Rockwool International A/S, Class B (Denmark)	–	(a)	14
TOTO Ltd. (Japan)	1		37
Trane Technologies plc	13		2,193
Xinyi Glass Holdings Ltd. (Hong Kong)	8		26

			4,612

Capital Markets — 1.8%
3i Group plc (United Kingdom)	4		64
Ameriprise Financial, Inc.	5		1,126
Amundi SA (France) * (b)	–	(a)	20
ASX Ltd. (Australia)	1		44
BlackRock, Inc.	1		470
Blackstone Group, Inc. (The), Class A	6		462
Brookfield Asset Management, Inc., Class A (Canada)	5		231
Charles Schwab Corp. (The)	25		1,605
Credit Suisse Group AG (Registered) (Switzerland)	10		108
Daiwa Securities Group, Inc. (Japan)	6		32
Deutsche Bank AG (Registered) (Germany) *	8		98
Deutsche Boerse AG (Germany)	1		131
EQT AB (Sweden)	1		33
FactSet Research Systems, Inc.	1		424
Focus Financial Partners, Inc., Class A *	8		313
Hargreaves Lansdown plc (United Kingdom)	1		29
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	23		1,335
Invesco Ltd.	10		256
Japan Exchange Group, Inc. (Japan)	2		49
Julius Baer Group Ltd. (Switzerland)	1		60
KIWOOM Securities Co. Ltd. (South Korea)	–	(a)	22
Lazard Ltd., Class A	11		462
London Stock Exchange Group plc (United Kingdom)	8		812
LPL Financial Holdings, Inc.	4		515
Macquarie Group Ltd. (Australia)	1		166
Magellan Financial Group Ltd. (Australia)	1		19
Moelis & Co., Class A	5		275
Morgan Stanley	41		3,206
Morningstar, Inc.	2		352
Moscow Exchange MICEX-RTS PJSC (Russia)	22		51
Natixis SA (France)	4		19
Nomura Holdings, Inc. (Japan)	13		69
Northern Trust Corp.	6		667
Partners Group Holding AG (Switzerland)	–	(a)	101
S&P Global, Inc.	1		387
SBI Holdings, Inc. (Japan)	1		27
Schroders plc (United Kingdom)	1		25
Singapore Exchange Ltd. (Singapore)	3		25
St. James’s Place plc (United Kingdom)	2		39

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Standard Life Aberdeen plc (United Kingdom)	9		37
State Street Corp.	15		1,243
StepStone Group, Inc., Class A	7		237
T. Rowe Price Group, Inc.	3		598
UBS Group AG (Registered) (Switzerland)	15		236

			16,480

Chemicals — 1.1%
Air Liquide SA (France)	2		321
Air Water, Inc. (Japan)	1		12
Akzo Nobel NV (Netherlands)	11		1,187
Arkema SA (France)	–	(a)	35
Asahi Kasei Corp. (Japan)	5		61
Axalta Coating Systems Ltd. *	12		353
BASF SE (Germany)	4		317
Chr Hansen Holding A/S (Denmark) *	–	(a)	40
Clariant AG (Registered) (Switzerland)	1		17
Covestro AG (Germany) (b)	1		51
Croda International plc (United Kingdom)	1		51
Eastman Chemical Co.	20		2,210
EMS-Chemie Holding AG (Registered) (Switzerland)	–	(a)	31
Evonik Industries AG (Germany)	1		31
FUCHS PETROLUB SE (Preference) (Germany)	–	(a)	14
Givaudan SA (Registered) (Switzerland)	–	(a)	147
ICL Group Ltd. (Israel)	3		17
Johnson Matthey plc (United Kingdom)	1		33
JSR Corp. (Japan)	1		24
Kansai Paint Co. Ltd. (Japan)	1		21
Koninklijke DSM NV (Netherlands)	1		121
Kuraray Co. Ltd. (Japan)	1		14
LANXESS AG (Germany)	–	(a)	26
LG Chem Ltd. (South Korea)	1		1,055
Linde plc (United Kingdom)	2		631
Linde plc (United Kingdom)	4		1,198
Lotte Chemical Corp. (South Korea)	–	(a)	21
Mitsubishi Chemical Holdings Corp. (Japan)	5		40
Mitsubishi Gas Chemical Co., Inc. (Japan)	1		15
Mitsui Chemicals, Inc. (Japan)	1		22
Nippon Paint Holdings Co. Ltd. (Japan)	3		43
Nippon Sanso Holdings Corp. (Japan)	1		11
Nissan Chemical Corp. (Japan)	1		27
Nitto Denko Corp. (Japan)	1		60
Novozymes A/S, Class B (Denmark)	1		55
Orica Ltd. (Australia)	1		15
Petronas Chemicals Group Bhd. (Malaysia)	19		37
PPG Industries, Inc.	6		861
Saudi Basic Industries Corp. (Saudi Arabia)	2		61
Shin-Etsu Chemical Co. Ltd. (Japan)	2		254
Sika AG (Registered) (Switzerland)	1		171
Solvay SA (Belgium)	–	(a)	38
Sumitomo Chemical Co. Ltd. (Japan)	6		33
Symrise AG (Germany)	1		65
Teijin Ltd. (Japan)	1		14
Toray Industries, Inc. (Japan)	6		37
Tosoh Corp. (Japan)	1		19
Umicore SA (Belgium)	1		44
Wanhua Chemical Group Co. Ltd., Class A (China)	3		44
Yara International ASA (Brazil)	1		36

			10,041

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	6		50
Copart, Inc. *	3		365
Country Garden Services Holdings Co. Ltd. (China)	6		61
Dai Nippon Printing Co. Ltd. (Japan)	1		23
Driven Brands Holdings, Inc. *	10		245
Greentown Service Group Co. Ltd. (China) (b)	16		24
IAA, Inc. *	7		404
MSA Safety, Inc.	3		395
Rentokil Initial plc (United Kingdom) *	8		51
Secom Co. Ltd. (Japan)	1		76
Securitas AB, Class B (Sweden)	1		20
Sohgo Security Services Co. Ltd. (Japan)	–	(a)	14
Stericycle, Inc. *	5		307
Toppan Printing Co. Ltd. (Japan)	1		19
Waste Connections, Inc.	6		609

			2,663

Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	6		58
Cisco Systems, Inc.	9		470
CommScope Holding Co., Inc. *	39		594
Nokia OYJ (Finland) *	24		94
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	12		161
Zhongji Innolight Co. Ltd., Class A (China)	3		17

			1,394

Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	1		32
Bouygues SA (France)	1		38
China Conch Venture Holdings Ltd. (China)	8		35
CIMIC Group Ltd. (Australia) *	–	(a)	5
Eiffage SA (France) *	–	(a)	35
Ferrovial SA (Spain)	2		53
HOCHTIEF AG (Germany)	–	(a)	7
Kajima Corp. (Japan)	2		28
Larsen & Toubro Ltd. (India)	3		51
Obayashi Corp. (Japan)	3		25
Shimizu Corp. (Japan)	2		19
Skanska AB, Class B (Sweden)	1		36
Taisei Corp. (Japan)	1		27
Vinci SA (France)	24		2,496
WillScot Mobile Mini Holdings Corp. *	16		431

			3,318

Construction Materials — 0.3%
Ambuja Cements Ltd. (India)	9		39
CRH plc (Ireland)	3		153
HeidelbergCement AG (Germany)	1		56

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
James Hardie Industries plc, CHDI	2		54
LafargeHolcim Ltd. (Registered) (Switzerland) *	23		1,350
Martin Marietta Materials, Inc.	3		963
Siam Cement PCL (The) (Registered) (Thailand)	4		45
Taiheiyo Cement Corp. (Japan)	–	(a)	11
UltraTech Cement Ltd. (India)	1		75

			2,746

Consumer Finance — 0.4%
Acom Co. Ltd. (Japan)	2		7
American Express Co.	6		836
Capital One Financial Corp.	20		2,496
Shriram Transport Finance Co. Ltd. (India)	2		43

			3,382

Containers & Packaging — 0.5%
AptarGroup, Inc.	4		581
Ball Corp.	4		314
Crown Holdings, Inc.	12		1,120
Graphic Packaging Holding Co.	36		651
Packaging Corp. of America	5		663
Pactiv Evergreen, Inc.	12		170
Smurfit Kappa Group plc (Ireland)	1		48
WestRock Co.	13		651
Yunnan Energy New Material Co. Ltd. (China)	2		34

			4,232

Distributors — 0.1%
LKQ Corp. *	11		484
Pool Corp.	2		646

			1,130

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	3		477
New Oriental Education & Technology Group, Inc., ADR (China) *	6		80

			557

Diversified Financial Services — 0.3%
AMP Ltd. (Australia)	15		14
Berkshire Hathaway, Inc., Class B *	8		2,073
Chailease Holding Co. Ltd. (Taiwan)	10		67
Eurazeo SE (France) *	–	(a)	12
EXOR NV (Netherlands)	–	(a)	39
FirstRand Ltd. (South Africa)	21		72
Groupe Bruxelles Lambert SA (Belgium)	–	(a)	49
Industrivarden AB, Class A (Sweden) *	–	(a)	17
Industrivarden AB, Class C (Sweden) *	1		18
Investor AB, Class B (Sweden)	2		151
Kinnevik AB, Class B (Sweden) *	1		49
L E Lundbergforetagen AB, Class B (Sweden) *	–	(a)	18
M&G plc (United Kingdom)	11		31
Mitsubishi HC Capital, Inc. (Japan)	2		13
ORIX Corp. (Japan)	6		93
Sofina SA (Belgium)	–	(a)	22
Tokyo Century Corp. (Japan)	–	(a)	13
Wendel SE (France)	–	(a)	14
Yuanta Financial Holding Co. Ltd. (Taiwan)	77		61

			2,826

Diversified Telecommunication Services — 0.4%
Altice Europe NV (Netherlands) * ‡	3		–
BT Group plc (United Kingdom) *	37		79
Cellnex Telecom SA (Spain) (b)	14		794
Deutsche Telekom AG (Registered) (Germany)	14		279
Elisa OYJ (Finland)	1		35
Hellenic Telecommunications Organization SA (Greece)	2		31
HKT Trust & HKT Ltd. (Hong Kong)	16		23
Iliad SA (France)	–	(a)	11
Infrastrutture Wireless Italiane SpA (Italy) (b)	1		16
Koninklijke KPN NV (Netherlands)	15		50
Nippon Telegraph & Telephone Corp. (Japan)	5		139
Orange SA (France)	8		102
PCCW Ltd. (Hong Kong)	18		10
Proximus SADP (Belgium)	1		14
Saudi Telecom Co. (Saudi Arabia)	2		60
Singapore Telecommunications Ltd. (Singapore)	35		63
Spark New Zealand Ltd. (New Zealand)	8		24
Swisscom AG (Registered) (Switzerland)	–	(a)	58
Telecom Italia SpA (Italy)	35		19
Telecom Italia SpA (Italy)	25		15
Telefonica Brasil SA (Brazil)	2		13
Telefonica Deutschland Holding AG (Germany)	4		13
Telefonica SA (Spain)	21		95
Telenor ASA (Norway)	3		51
Telia Co. AB (Sweden)	10		44
Telkom Indonesia Persero Tbk. PT (Indonesia)	308		73
Telstra Corp. Ltd. (Australia)	17		45
TPG Telecom Ltd. (Australia)	2		8
United Internet AG (Registered) (Germany)	–	(a)	18
Verizon Communications, Inc.	25		1,436

			3,618

Electric Utilities — 1.3%
American Electric Power Co., Inc.	11		894
AusNet Services (Australia)	8		11
Chubu Electric Power Co., Inc. (Japan)	3		35
Chugoku Electric Power Co., Inc. (The) (Japan)	1		16
CK Infrastructure Holdings Ltd. (Hong Kong)	3		15
CLP Holdings Ltd. (Hong Kong)	7		63
Edison International	6		380
EDP - Energias de Portugal SA (Portugal)	12		66
Electricite de France SA (France) *	3		35
Elia Group SA/NV (Belgium)	–	(a)	14
Endesa SA (Spain)	1		35
Enel SpA (Italy)	34		336
Entergy Corp.	4		373

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Fortum OYJ (Finland)	2		49
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong) (b)	11		11
Iberdrola SA (Spain)	165		2,130
Kansai Electric Power Co., Inc. (The) (Japan)	3		31
Kyushu Electric Power Co., Inc. (Japan)	2		15
Mercury NZ Ltd. (New Zealand)	3		13
NextEra Energy, Inc.	59		4,478
Orsted A/S (Denmark) (b)	7		1,058
Power Assets Holdings Ltd. (Hong Kong)	6		33
Power Grid Corp. of India Ltd. (India)	16		47
Red Electrica Corp. SA (Spain)	2		32
SSE plc (United Kingdom)	4		87
Tenaga Nasional Bhd. (Malaysia)	11		26
Terna Rete Elettrica Nazionale SpA (Italy)	6		45
Tohoku Electric Power Co., Inc. (Japan)	2		16
Tokyo Electric Power Co. Holdings, Inc. (Japan) *	6		20
Verbund AG (Austria)	–	(a)	21
Xcel Energy, Inc.	33		2,205

			12,590

Electrical Equipment — 0.9%
ABB Ltd. (Registered) (Switzerland)	8		237
AMETEK, Inc.	3		435
Array Technologies, Inc. *	9		261
Contemporary Amperex Technology Co. Ltd., Class A (China)	1		55
Eaton Corp. plc	18		2,491
Fuji Electric Co. Ltd. (Japan)	1		25
Generac Holdings, Inc. *	4		1,222
Legrand SA (France)	1		103
Mitsubishi Electric Corp. (Japan)	8		118
Nidec Corp. (Japan)	2		232
Prysmian SpA (Italy)	1		33
Schneider Electric SE (France)	22		3,281
Shanghai Liangxin Electrical Co. Ltd., Class A (China)	4		17
Siemens Energy AG (Germany) *	2		61
Siemens Gamesa Renewable Energy SA (Spain)	1		38
Vestas Wind Systems A/S (Denmark)	1		169

			8,778

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc. *	4		436
AU Optronics Corp. (Taiwan)	87		65
Azbil Corp. (Japan)	1		22
BOE Technology Group Co. Ltd., Class A (China)	51		49
Cognex Corp.	4		354
Delta Electronics, Inc. (Taiwan)	9		92
Halma plc (United Kingdom)	2		52
Hamamatsu Photonics KK (Japan)	1		30
Hexagon AB, Class B (Sweden)	1		108
Hirose Electric Co. Ltd. (Japan)	–	(a)	15
Hitachi Ltd. (Japan)	4		181
Hon Hai Precision Industry Co. Ltd. (Taiwan)	18		79
Ibiden Co. Ltd. (Japan)	–	(a)	18
Keyence Corp. (Japan)	3		1,366
Keysight Technologies, Inc. *	4		548
Kyocera Corp. (Japan)	1		83
Luxshare Precision Industry Co. Ltd., Class A (China)	5		24
Murata Manufacturing Co. Ltd. (Japan)	2		193
Omron Corp. (Japan)	1		63
Samsung SDI Co. Ltd. (South Korea)	–	(a)	38
Shimadzu Corp. (Japan)	1		33
Sunny Optical Technology Group Co. Ltd. (China)	4		83
SYNNEX Corp.	2		274
Taiwan Union Technology Corp. (Taiwan)	7		29
TDK Corp. (Japan)	1		70
Tianma Microelectronics Co. Ltd., Class A (China)	10		21
Venture Corp. Ltd. (Singapore)	1		16
Yokogawa Electric Corp. (Japan)	1		17
Zebra Technologies Corp., Class A *	1		572

			4,931

Energy Equipment & Services — 0.0% (c)
China Oilfield Services Ltd., Class H (China)	18		19
Tenaris SA	2		22

			41

Entertainment — 0.5%
Bilibili, Inc., ADR (China) *	1		61
Bollore SA (France)	4		18
Capcom Co. Ltd. (Japan)	1		26
CD Projekt SA (Poland) *	1		28
iQIYI, Inc., ADR (China) *	1		12
Koei Tecmo Holdings Co. Ltd. (Japan)	–	(a)	12
Konami Holdings Corp. (Japan)	–	(a)	24
NCSoft Corp. (South Korea)	–	(a)	65
NetEase, Inc. (China)	4		72
NetEase, Inc., ADR (China)	1		59
Netflix, Inc. *	3		1,774
Nexon Co. Ltd. (Japan)	2		65
Nintendo Co. Ltd. (Japan)	1		282
Roku, Inc. *	1		363
Sea Ltd., ADR (Taiwan) *	4		960
Square Enix Holdings Co. Ltd. (Japan)	–	(a)	17
Toho Co. Ltd. (Japan)	–	(a)	16
Ubisoft Entertainment SA (France) *	–	(a)	29
Vivendi SE (France)	3		113
Walt Disney Co. (The) *	2		421

			4,417

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Campus Communities, Inc.	5		216
American Homes 4 Rent, Class A	18		599
Ascendas (Singapore)	13		31
AvalonBay Communities, Inc.	1		164
British Land Co. plc (The) (United Kingdom)	4		26
Brixmor Property Group, Inc.	29		595
CapitaLand Integrated Commercial Trust (Singapore)	19		31
Covivio (France)	–	(a)	19

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
CubeSmart	9		356
Daiwa House REIT Investment Corp. (Japan)	–	(a)	19
Dexus (Australia)	4		33
EastGroup Properties, Inc.	6		833
Federal Realty Investment Trust	5		468
Gecina SA (France)	–	(a)	25
GLP J-REIT (Japan)	–	(a)	26
Goodman Group (Australia)	7		95
GPT Group (The) (Australia)	8		29
Japan Metropolitan Fund Invest (Japan)	–	(a)	31
Japan Real Estate Investment Corp. (Japan)	–	(a)	30
Kimco Realty Corp.	34		628
Klepierre SA (France)	1		19
Lamar Advertising Co., Class A	2		172
Land Securities Group plc (United Kingdom)	3		28
Link (Hong Kong)	9		78
Mapletree Commercial Trust (Singapore)	9		14
Mapletree Logistics Trust (Singapore)	11		16
Mid-America Apartment Communities, Inc.	8		1,199
Mirvac Group (Australia)	17		32
National Retail Properties, Inc.	9		401
Nippon Building Fund, Inc. (Japan)	–	(a)	35
Nippon Prologis REIT, Inc. (Japan)	–	(a)	29
Nomura Real Estate Master Fund, Inc. (Japan)	–	(a)	27
Orix JREIT, Inc. (Japan)	–	(a)	19
Outfront Media, Inc. *	15		335
Prologis, Inc.	28		2,972
Public Storage	4		895
Rayonier, Inc.	21		693
Scentre Group (Australia)	22		46
Segro plc (United Kingdom)	5		64
Stockland (Australia)	10		33
Sun Communities, Inc.	3		495
Suntec (Singapore)	8		10
Unibail-Rodamco-Westfield (France) *	1		46
United Urban Investment Corp. (Japan)	–	(a)	17
Vicinity Centres (Australia)	16		21
Welltower, Inc.	3		209
Weyerhaeuser Co.	14		514

			12,673

Food & Staples Retailing — 0.4%
Aeon Co. Ltd. (Japan)	3		84
Atacadao SA (Brazil) *	9		37
BGF retail Co. Ltd. (South Korea)	–	(a)	13
Bid Corp. Ltd. (South Africa) *	2		47
BIM Birlesik Magazalar A/S (Turkey)	4		35
BJ’s Wholesale Club Holdings, Inc. *	11		476
Carrefour SA (France)	3		46
Casey’s General Stores, Inc.	2		378
Cencosud SA (Chile)	7		15
Cia Brasileira de Distribuicao (Brazil)	2		9
Clicks Group Ltd. (South Africa)	2		39
Coles Group Ltd. (Australia)	6		68
Cosmos Pharmaceutical Corp. (Japan)	–	(a)	16
Dino Polska SA (Poland) * (b)	–	(a)	32
Etablissements Franz Colruyt NV (Belgium)	–	(a)	14
ICA Gruppen AB (Sweden)	–	(a)	21
J Sainsbury plc (United Kingdom)	7		25
Jeronimo Martins SGPS SA (Portugal)	1		17
Kesko OYJ, Class B (Finland)	1		35
Kobe Bussan Co. Ltd. (Japan)	1		13
Koninklijke Ahold Delhaize NV (Netherlands)	5		128
Laobaixing Pharmacy Chain JSC, Class A (China)	1		9
Lawson, Inc. (Japan)	–	(a)	10
Moran Foods Backstop Equity * ‡	3		19
Performance Food Group Co. *	11		628
Pick n Pay Stores Ltd. (South Africa)	5		18
Raia Drogasil SA (Brazil)	11		47
Sendas Distribuidora SA (Brazil) *	2		21
Seven & i Holdings Co. Ltd. (Japan)	3		125
SPAR Group Ltd. (The) (South Africa)	3		38
Sundrug Co. Ltd. (Japan)	–	(a)	15
Sysco Corp.	6		505
Tesco plc (United Kingdom)	32		101
Tsuruha Holdings, Inc. (Japan)	–	(a)	13
Wal-Mart de Mexico SAB de CV (Mexico)	27		85
Welcia Holdings Co. Ltd. (Japan)	–	(a)	14
Wm Morrison Supermarkets plc (United Kingdom)	10		26
Woolworths Group Ltd. (Australia)	5		164
X5 Retail Group NV, GDR (Russia) (b)	1		37

			3,423

Food Products — 0.7%
a2 Milk Co. Ltd. (The) (New Zealand) *	3		19
Ajinomoto Co., Inc. (Japan)	2		41
Almarai Co. JSC (Saudi Arabia)	2		25
Associated British Foods plc (United Kingdom) *	1		49
Barry Callebaut AG (Registered) (Switzerland)	–	(a)	32
Britannia Industries Ltd. (India)	1		58
Calbee, Inc. (Japan)	–	(a)	10
Chacha Food Co. Ltd., Class A (China)	4		29
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	–	(a)	44
Danone SA (France)	3		176
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	7		40
JDE Peet’s NV (Netherlands) *	–	(a)	12
Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A (China)	6		17
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (China)	6		42
Kerry Group plc, Class A (Ireland)	–	(a)	18
Kerry Group plc, Class A (Ireland)	1		65
Kikkoman Corp. (Japan)	1		36
Kraft Heinz Co. (The)	13		522
Lamb Weston Holdings, Inc.	6		427
MEIJI Holdings Co. Ltd. (Japan)	1		32
Mowi ASA (Norway)	2		45

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Nestle SA (Registered) (Switzerland)	30		3,292
NH Foods Ltd. (Japan)	–	(a)	17
Nisshin Seifun Group, Inc. (Japan)	1		15
Nissin Foods Holdings Co. Ltd. (Japan)	–	(a)	22
Orkla ASA (Norway)	3		31
Post Holdings, Inc. *	8		802
Savola Group (The) (Saudi Arabia)	2		16
Toyo Suisan Kaisha Ltd. (Japan)	–	(a)	17
Uni-President Enterprises Corp. (Taiwan)	23		59
WH Group Ltd. (Hong Kong) (b)	41		33
Wilmar International Ltd. (China)	8		33
Yakult Honsha Co. Ltd. (Japan)	1		30
Yamazaki Baking Co. Ltd. (Japan)	1		8

			6,114

Gas Utilities — 0.1%
APA Group (Australia)	5		37
Atmos Energy Corp.	5		450
China Gas Holdings Ltd. (China)	19		76
Enagas SA (Spain)	1		21
ENN Energy Holdings Ltd. (China)	2		32
Hong Kong & China Gas Co. Ltd. (Hong Kong)	44		69
Kunlun Energy Co. Ltd. (China)	32		34
Naturgy Energy Group SA (Spain)	1		31
Osaka Gas Co. Ltd. (Japan)	2		31
Snam SpA (Italy)	9		48
Toho Gas Co. Ltd. (Japan)	–	(a)	19
Tokyo Gas Co. Ltd. (Japan)	2		36

			884

Health Care Equipment & Supplies — 1.1%
Alcon, Inc. (Switzerland) *	2		144
Ambu A/S, Class B (Denmark)	1		32
Asahi Intecc Co. Ltd. (Japan)	1		22
Autobio Diagnostics Co. Ltd., Class A (China)	2		32
BioMerieux (France)	–	(a)	22
Boston Scientific Corp. *	68		2,645
Carl Zeiss Meditec AG (Germany)	–	(a)	26
Cochlear Ltd. (Australia)	–	(a)	44
Coloplast A/S, Class B (Denmark)	–	(a)	74
Cooper Cos., Inc. (The)	1		414
Demant A/S (Denmark) *	–	(a)	19
Dexcom, Inc. *	1		437
DiaSorin SpA (Italy)	–	(a)	17
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2		54
GN Store Nord A/S (Denmark)	1		42
Hoya Corp. (Japan)	2		188
ICU Medical, Inc. *	1		297
Insulet Corp. *	1		226
Intuitive Surgical, Inc. *	2		1,330
Koninklijke Philips NV (Netherlands) *	4		216
Medtronic plc	7		790
Olympus Corp. (Japan)	5		100
Ortho Clinical Diagnostics Holdings plc *	11		205
Qingdao Haier Biomedical Co. Ltd., Class A (China)	1		14
Qingdao Haier Biomedical Co. Ltd., Class A (China)	–	(a)	1
Sartorius AG (Preference) (Germany)	–	(a)	73
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	1		55
Siemens Healthineers AG (Germany) (b)	1		61
Smith & Nephew plc (United Kingdom)	4		69
Sonova Holding AG (Registered) (Switzerland) *	–	(a)	61
STERIS plc	2		411
Straumann Holding AG (Registered) (Switzerland)	–	(a)	55
Sysmex Corp. (Japan)	1		76
Terumo Corp. (Japan)	3		98
Top Glove Corp. Bhd. (Malaysia)	7		8
West Pharmaceutical Services, Inc.	2		447
Zimmer Biomet Holdings, Inc.	7		1,065

			9,870

Health Care Providers & Services — 1.1%
Alfresa Holdings Corp. (Japan)	1		14
AmerisourceBergen Corp.	5		587
Amplifon SpA (Italy)	–	(a)	18
Centene Corp. *	5		292
Chemed Corp.	1		359
Cigna Corp.	12		3,008
CVS Health Corp.	8		624
Encompass Health Corp.	6		518
Fresenius Medical Care AG & Co. KGaA (Germany)	1		65
Fresenius SE & Co. KGaA (Germany)	2		77
HCA Healthcare, Inc.	2		405
McKesson Corp.	2		397
Medipal Holdings Corp. (Japan)	1		15
Molina Healthcare, Inc. *	3		621
Mouwasat Medical Services Co. (Saudi Arabia)	1		31
NMC Health plc (United Arab Emirates) * ‡	1		–
Orpea SA (France)	–	(a)	25
Premier, Inc., Class A	4		150
Ramsay Health Care Ltd. (Australia)	1		39
Ryman Healthcare Ltd. (New Zealand)	2		18
Sonic Healthcare Ltd. (Australia)	2		50
Suzuken Co. Ltd. (Japan)	–	(a)	8
UnitedHealth Group, Inc.	9		3,270

			10,591

Health Care Technology — 0.0% (c)
Certara, Inc. *	7		194
M3, Inc. (Japan)	2		124

			318

Hotels, Restaurants & Leisure — 1.1%
Accor SA (France) *	1		29
Airbnb, Inc., Class A *	1		206
Aristocrat Leisure Ltd. (Australia)	2		63
China CYTS Tours Holding Co. Ltd., Class A (China)	9		17
Compass Group plc (United Kingdom) *	7		150
Crown Resorts Ltd. (Australia) *	2		14
DraftKings, Inc., Class A *	7		448
Entain plc (United Kingdom) *	2		51
Evolution Gaming Group AB (Sweden) (b)	1		98

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Flutter Entertainment plc (Ireland) *	1		145
Galaxy Entertainment Group Ltd. (Macau) *	9		81
Genting Singapore Ltd. (Singapore)	26		17
Huazhu Group Ltd. (China) *	1		43
InterContinental Hotels Group plc (United Kingdom) *	18		1,261
La Francaise des Jeux SAEM (France) (b)	–	(a)	16
Las Vegas Sands Corp. *	18		1,072
Marriott International, Inc., Class A *	8		1,248
McDonald’s Corp.	8		1,782
McDonald’s Holdings Co. Japan Ltd. (Japan)	–	(a)	14
Melco Resorts & Entertainment Ltd., ADR (Hong Kong) *	1		18
Minor International PCL (Thailand)	26		27
OPAP SA (Greece)	2		31
Oriental Land Co. Ltd. (Japan)	1		120
Planet Fitness, Inc., Class A *	3		212
Royal Caribbean Cruises Ltd. *	4		334
Sands China Ltd. (Macau) *	11		56
SJM Holdings Ltd. (Macau)	8		10
Sodexo SA (France) *	–	(a)	35
Tabcorp Holdings Ltd. (Australia)	9		32
Vail Resorts, Inc. *	1		324
Wendy’s Co. (The)	15		298
Whitbread plc (United Kingdom) *	1		40
Wynn Macau Ltd. (Macau) *	6		12
Yum China Holdings, Inc. (China)	2		103
Yum! Brands, Inc.	14		1,560

			9,967

Household Durables — 0.8%
Barratt Developments plc (United Kingdom) *	4		44
Berkeley Group Holdings plc (United Kingdom)	1		32
Casio Computer Co. Ltd. (Japan)	1		15
Electrolux AB, Series B (Sweden)	1		26
Garmin Ltd.	4		557
Haier Smart Home Co. Ltd., Class H (China) *	15		61
Husqvarna AB, Class B (Sweden)	2		24
Iida Group Holdings Co. Ltd. (Japan)	1		15
Joyoung Co. Ltd., Class A (China)	8		36
KB Home	5		229
Mohawk Industries, Inc. *	4		694
Newell Brands, Inc.	23		623
Nien Made Enterprise Co. Ltd. (Taiwan)	2		28
Panasonic Corp. (Japan)	9		120
Persimmon plc (United Kingdom)	27		1,094
Rinnai Corp. (Japan)	–	(a)	22
SEB SA (France)	–	(a)	18
Sekisui Chemical Co. Ltd. (Japan)	1		27
Sekisui House Ltd. (Japan)	3		54
Sharp Corp. (Japan)	1		16
Sony Group Corp. (Japan)	23		2,412
Taylor Wimpey plc (United Kingdom) *	302		752
Toll Brothers, Inc.	4		234

			7,133

Household Products — 0.4%
Energizer Holdings, Inc.	14		643
Essity AB, Class B (Sweden)	3		81
Henkel AG & Co. KGaA (Germany)	–	(a)	43
Henkel AG & Co. KGaA (Preference) (Germany)	1		85
Hindustan Unilever Ltd. (India)	3		113
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	18		30
Lion Corp. (Japan)	1		18
Pigeon Corp. (Japan)	1		19
Procter & Gamble Co. (The)	8		1,022
Reckitt Benckiser Group plc (United Kingdom)	17		1,525
Reynolds Consumer Products, Inc.	11		337
Unicharm Corp. (Japan)	2		71

			3,987

Independent Power and Renewable Electricity Producers — 0.0% (c)
Meridian Energy Ltd. (New Zealand)	5		20
NTPC Ltd. (India)	24		35
Uniper SE (Germany)	1		31

			86

Industrial Conglomerates — 0.3%
Ayala Corp. (Philippines)	1		19
Bidvest Group Ltd. (The) (South Africa)	4		47
Carlisle Cos., Inc.	3		534
CK Hutchison Holdings Ltd. (United Kingdom)	11		88
DCC plc (United Kingdom)	–	(a)	36
Honeywell International, Inc.	4		822
Investment AB Latour, Class B (Sweden)	1		16
Jardine Matheson Holdings Ltd. (Hong Kong)	1		59
Jardine Strategic Holdings Ltd. (Hong Kong)	1		30
Keihan Holdings Co. Ltd. (Japan)	–	(a)	17
Keppel Corp. Ltd. (Singapore)	6		25
Melrose Industries plc (United Kingdom) *	20		46
Siemens AG (Registered) (Germany)	3		523
SK Holdings Co. Ltd. (South Korea)	–	(a)	28
Smiths Group plc (United Kingdom)	2		35
Toshiba Corp. (Japan)	2		54

			2,379

Insurance — 2.3%
Admiral Group plc (United Kingdom)	1		34
Aegon NV (Netherlands)	8		36
Ageas SA (Belgium)	1		44
AIA Group Ltd. (Hong Kong)	187		2,283
AIA Group Ltd. (Hong Kong)	42		512
Alleghany Corp. *	1		486
Allianz SE (Registered) (Germany)	11		2,884
American International Group, Inc.	7		330
Assicurazioni Generali SpA (Italy)	5		92
Aviva plc (United Kingdom)	16		92
AXA SA (France)	8		216
Baloise Holding AG (Registered) (Switzerland)	–	(a)	33
BB Seguridade Participacoes SA (Brazil)	6		26

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia) *	–	(a)	14
China Life Insurance Co. Ltd., Class H (China)	41		85
China Pacific Insurance Group Co. Ltd., Class H (China)	13		50
Chubb Ltd.	9		1,433
CNA Financial Corp.	5		224
CNP Assurances (France)	1		14
Dai-ichi Life Holdings, Inc. (Japan)	4		76
Direct Line Insurance Group plc (United Kingdom)	6		25
Fairfax Financial Holdings Ltd. (Canada)	1		576
Fubon Financial Holding Co. Ltd. (Taiwan)	36		72
Gjensidige Forsikring ASA (Norway)	1		20
Hannover Rueck SE (Germany)	–	(a)	47
Hartford Financial Services Group, Inc. (The)	12		808
HDFC Life Insurance Co. Ltd. (India) * (b)	4		43
Insurance Australia Group Ltd. (Australia)	10		37
Japan Post Holdings Co. Ltd. (Japan) *	7		59
Japan Post Insurance Co. Ltd. (Japan)	1		21
Kinsale Capital Group, Inc.	2		403
Legal & General Group plc (United Kingdom)	308		1,182
Loews Corp.	27		1,386
Marsh & McLennan Cos., Inc.	4		472
Medibank Pvt Ltd. (Australia)	11		24
MS&AD Insurance Group Holdings, Inc. (Japan)	2		53
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	1		180
NN Group NV (Netherlands)	1		58
Phoenix Group Holdings plc (United Kingdom)	2		19
Ping An Insurance Group Co. of China Ltd., Class H (China)	196		2,337
Ping An Insurance Group Co. of China Ltd., Class H (China)	7		78
Porto Seguro SA (Brazil)	3		26
Poste Italiane SpA (Italy) (b)	2		23
Powszechny Zaklad Ubezpieczen SA (Poland) *	3		29
Progressive Corp. (The)	14		1,325
Prudential plc (United Kingdom)	11		231
QBE Insurance Group Ltd. (Australia)	6		45
RLI Corp.	4		460
RSA Insurance Group plc (United Kingdom)	4		40
Sampo OYJ, Class A (Finland)	2		88
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	–	(a)	53
Sanlam Ltd. (South Africa)	9		35
SCOR SE (France)	1		23
Sompo Holdings, Inc. (Japan)	1		54
Suncorp Group Ltd. (Australia)	5		40
Swiss Life Holding AG (Registered) (Switzerland)	–	(a)	62
Swiss Re AG (Switzerland)	1		117
T&D Holdings, Inc. (Japan)	2		28
Tokio Marine Holdings, Inc. (Japan)	3		128
Travelers Cos., Inc. (The)	9		1,423
Tryg A/S (Denmark)	1		33
Zurich Insurance Group AG (Switzerland)	2		1,022

			22,149

Interactive Media & Services — 2.0%
Adevinta ASA (France) *	1		15
Alphabet, Inc., Class A *	2		4,938
Alphabet, Inc., Class C *	3		6,873
Auto Trader Group plc (United Kingdom) * (b)	4		31
Baidu, Inc., ADR (China) *	1		112
Facebook, Inc., Class A *	6		1,806
JOYY, Inc., ADR (China)	–	(a)	44
Kakaku.com, Inc. (Japan)	1		14
Kuaishou Technology (China) * (b)	1		35
Match Group, Inc. *	3		427
NAVER Corp. (South Korea)	–	(a)	131
Pinterest, Inc., Class A *	3		233
REA Group Ltd. (Australia)	–	(a)	24
Scout24 AG (Germany) (b)	–	(a)	34
SEEK Ltd. (Australia) *	1		30
Snap, Inc., Class A *	6		333
Tencent Holdings Ltd. (China)	44		3,496
Z Holdings Corp. (Japan)	11		55
Zillow Group, Inc., Class C *	2		298

			18,929

Internet & Direct Marketing Retail — 2.0%
Alibaba Group Holding Ltd. (China) *	99		2,811
Allegro.eu SA (Poland) * (b)	3		44
Amazon.com, Inc. *	3		10,491
Booking Holdings, Inc. *	1		2,213
Chewy, Inc., Class A *	2		184
Dada Nexus Ltd., ADR (China) *	1		18
Delivery Hero SE (Germany) * (b)	7		965
HelloFresh SE (Germany) *	1		46
JD.com, Inc., Class A (China) *	5		204
Just Eat Takeaway.com NV (Germany) * (b)	1		48
Meituan (China) * (b)	9		363
MercadoLibre, Inc. (Argentina) *	–	(a)	24
Mercari, Inc. (Japan) *	–	(a)	18
MYT Holding Co. * ‡	37		206
Naspers Ltd., Class N (South Africa)	1		245
Ocado Group plc (United Kingdom) *	2		57
Pinduoduo, Inc., ADR (China) *	1		125
Prosus NV (China) *	2		226
Rakuten Group, Inc. (Japan)	4		44
Trip.com Group Ltd., ADR (China) *	1		33
Zalando SE (Germany) * (b)	1		64
ZOZO, Inc. (Japan)	1		15

			18,444

IT Services — 1.8%
Adyen NV (Netherlands) * (b)	–	(a)	170
Affirm Holdings, Inc. *	2		121

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Afterpay Ltd. (Australia) *	1		69
Amadeus IT Group SA (Spain) *	2		133
Atos SE (France)	–	(a)	31
Bechtle AG (Germany)	–	(a)	22
Black Knight, Inc. *	5		402
Broadridge Financial Solutions, Inc.	3		485
Capgemini SE (France)	7		1,215
Computershare Ltd. (Australia)	2		26
Edenred (France)	1		54
FleetCor Technologies, Inc. *	6		1,686
Fujitsu Ltd. (Japan)	1		116
GDS Holdings Ltd., ADR (China) *	–	(a)	29
Global Payments, Inc.	4		750
GMO Payment Gateway, Inc. (Japan)	–	(a)	27
Infosys Ltd., ADR (India)	10		196
International Business Machines Corp.	3		367
Itochu Techno-Solutions Corp. (Japan)	–	(a)	13
Jack Henry & Associates, Inc.	1		203
Mastercard, Inc., Class A	20		7,150
MongoDB, Inc. *	1		297
NEC Corp. (Japan)	1		59
Nexi SpA (Italy) * (b)	2		32
Nomura Research Institute Ltd. (Japan)	1		40
NTT Data Corp. (Japan)	3		40
Obic Co. Ltd. (Japan)	–	(a)	55
Okta, Inc. *	1		146
Otsuka Corp. (Japan)	–	(a)	19
PayPal Holdings, Inc. *	5		1,134
SCSK Corp. (Japan)	–	(a)	12
Shopify, Inc., Class A (Canada) *	–	(a)	321
Snowflake, Inc., Class A *	1		185
Tata Consultancy Services Ltd. (India)	2		97
TIS, Inc. (Japan)	1		22
Twilio, Inc., Class A *	1		256
WEX, Inc. *	2		492
Wix.com Ltd. (Israel) *	–	(a)	65
Worldline SA (France) * (b)	1		83

			16,620

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	1		57
Brunswick Corp.	5		505
Sega Sammy Holdings, Inc. (Japan)	1		9
Shimano, Inc. (Japan)	–	(a)	72
Yamaha Corp. (Japan)	1		33

			676

Life Sciences Tools & Services — 0.4%
Eurofins Scientific SE (Luxembourg)	1		53
Hangzhou Tigermed Consulting Co. Ltd., Class H (China) * (b)	2		40
Lonza Group AG (Registered) (Switzerland)	2		916
Mettler-Toledo International, Inc. *	–	(a)	418
Pharmaron Beijing Co. Ltd., Class H (China) (b)	1		23
QIAGEN NV *	1		46
Sartorius Stedim Biotech (France)	–	(a)	47
Syneos Health, Inc. *	6		420
Thermo Fisher Scientific, Inc.	3		1,266
WuXi AppTec Co. Ltd., Class H (China) (b)	3		58
Wuxi Biologics Cayman, Inc. (China) * (b)	11		139

			3,426

Machinery — 1.9%
Alfa Laval AB (Sweden) *	1		40
Alstom SA (France) *	1		52
Amada Co. Ltd. (Japan)	1		16
Atlas Copco AB, Class A (Sweden)	21		1,307
Atlas Copco AB, Class B (Sweden)	2		85
CNH Industrial NV (United Kingdom)	4		66
Daifuku Co. Ltd. (Japan)	–	(a)	39
Deere & Co.	2		646
Douglas Dynamics, Inc.	4		172
Dover Corp.	8		1,125
Epiroc AB, Class A (Sweden)	3		63
Epiroc AB, Class B (Sweden)	2		34
FANUC Corp. (Japan)	1		192
GEA Group AG (Germany)	1		27
Han’s Laser Technology Industry Group Co. Ltd., Class A (China)	3		17
Harmonic Drive Systems, Inc. (Japan)	–	(a)	14
Hino Motors Ltd. (Japan)	1		10
Hitachi Construction Machinery Co. Ltd. (Japan)	1		16
Hiwin Technologies Corp. (Taiwan)	4		62
Hoshizaki Corp. (Japan)	–	(a)	18
IDEX Corp.	2		427
Illinois Tool Works, Inc.	1		169
Ingersoll Rand, Inc. *	23		1,138
ITT, Inc.	7		625
KION Group AG (Germany)	–	(a)	30
Knorr-Bremse AG (Germany)	–	(a)	38
Komatsu Ltd. (Japan)	4		115
Kone OYJ, Class B (Finland)	15		1,194
Kubota Corp. (Japan)	4		100
Kurita Water Industries Ltd. (Japan)	–	(a)	17
Lincoln Electric Holdings, Inc.	5		556
Makita Corp. (Japan)	1		39
Middleby Corp. (The) *	3		421
MINEBEA MITSUMI, Inc. (Japan)	2		38
MISUMI Group, Inc. (Japan)	1		35
Mitsubishi Heavy Industries Ltd. (Japan)	1		44
Miura Co. Ltd. (Japan)	–	(a)	22
Nabtesco Corp. (Japan)	1		23
NGK Insulators Ltd. (Japan)	1		20
Nordson Corp.	2		413
NSK Ltd. (Japan)	2		15
Otis Worldwide Corp.	3		202
Rational AG (Germany)	–	(a)	16
RBC Bearings, Inc. *	2		424
Sandvik AB (Sweden) *	5		130
Schindler Holding AG (Switzerland)	–	(a)	51
Schindler Holding AG (Registered) (Switzerland)	–	(a)	24
SKF AB, Class B (Sweden)	38		1,092
SMC Corp. (Japan)	2		1,048
Snap-on, Inc.	1		314
Spirax-Sarco Engineering plc (United Kingdom)	–	(a)	48
Stanley Black & Decker, Inc.	13		2,602

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Techtronic Industries Co. Ltd. (Hong Kong)	8		137
THK Co. Ltd. (Japan)	1		17
Toro Co. (The)	8		804
Volvo AB, Class B (Sweden)	47		1,194
Wartsila OYJ Abp (Finland)	2		20
Woodward, Inc.	4		423
Yaskawa Electric Corp. (Japan)	1		50

			18,076

Marine — 0.0% (c)
AP Moller - Maersk A/S, Class A (Denmark)	–	(a)	28
AP Moller - Maersk A/S, Class B (Denmark)	–	(a)	58
Kuehne + Nagel International AG (Registered) (Switzerland)	–	(a)	66
Nippon Yusen KK (Japan)	1		17

			169

Media — 0.6%
Charter Communications, Inc., Class A *	4		2,423
Clear Channel Outdoor Holdings, Inc. *	11		19
Comcast Corp., Class A	23		1,237
CyberAgent, Inc. (Japan)	2		29
Dentsu Group, Inc. (Japan)	1		29
Discovery, Inc., Class C *	9		324
DISH Network Corp., Class A *	17		612
Hakuhodo DY Holdings, Inc. (Japan)	1		18
iHeartMedia, Inc., Class A *	3		60
Informa plc (United Kingdom) *	6		48
Liberty Media Corp.-Liberty SiriusXM, Class C *	12		524
Nexstar Media Group, Inc., Class A	4		546
Pearson plc (United Kingdom)	3		33
Publicis Groupe SA (France)	1		55
Schibsted ASA, Class A (Norway) *	–	(a)	13
Schibsted ASA, Class B (Norway)	–	(a)	15
SES SA, FDR (Luxembourg)	2		13
WPP plc (United Kingdom)	5		65

			6,063

Metals & Mining — 0.7%
Alrosa PJSC (Russia)	38		53
Anglo American plc (South Africa)	33		1,295
AngloGold Ashanti Ltd., ADR (Tanzania, United Republic of)	1		26
Antofagasta plc (Chile)	2		37
ArcelorMittal SA (Luxembourg)	3		86
Baoshan Iron & Steel Co. Ltd., Class A (China)	42		51
BHP Group Ltd. (Australia)	55		1,910
BHP Group plc (Australia)	9		253
BlueScope Steel Ltd. (Australia)	2		31
Boliden AB (Sweden)	1		42
China Molybdenum Co. Ltd., Class H (China)	45		27
Evolution Mining Ltd. (Australia)	7		21
Evraz plc (Russia)	2		17
Fortescue Metals Group Ltd. (Australia)	7		107
Freeport-McMoRan, Inc. *	15		479
Fresnillo plc (Mexico)	1		9
Gerdau SA (Preference) (Brazil)	10		53
Glencore plc (Australia) *	42		163
Gold Fields Ltd., ADR (South Africa)	1		9
Grupo Mexico SAB de CV, Series B (Mexico)	9		49
Hindalco Industries Ltd. (India)	8		35
Hitachi Metals Ltd. (Japan)	1		13
Impala Platinum Holdings Ltd. (South Africa)	3		47
JFE Holdings, Inc. (Japan)	2		26
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) (b)	2		22
MMC Norilsk Nickel PJSC, ADR (Russia)	1		43
Newcrest Mining Ltd. (Australia)	3		64
Nippon Steel Corp. (Japan)	3		56
Norsk Hydro ASA (Norway)	6		35
Northern Star Resources Ltd. (Australia)	5		33
Novolipetsk Steel PJSC (Russia)	7		23
POSCO (South Korea)	–	(a)	97
Rio Tinto Ltd. (Australia)	2		130
Rio Tinto plc (Australia)	12		886
Severstal PAO, GDR (Russia) (b)	3		58
South32 Ltd. (Australia)	20		43
Sumitomo Metal Mining Co. Ltd. (Japan)	1		43
Vale SA, ADR (Brazil)	11		188
voestalpine AG (Austria)	–	(a)	20

			6,580

Multiline Retail — 0.1%
Dollar General Corp.	2		369
Kohl’s Corp.	6		333
Lojas Renner SA (Brazil)	8		61
Magazine Luiza SA (Brazil) *	9		33
Marui Group Co. Ltd. (Japan)	1		17
Neiman Marcus Group Restricted Equity *	–	(a)	5
Next plc (United Kingdom) *	1		60
Pan Pacific International Holdings Corp. (Japan)	2		45
Ryohin Keikaku Co. Ltd. (Japan)	1		26
Wesfarmers Ltd. (Australia)	5		190

			1,139

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	2		18
CMS Energy Corp.	6		354
E.ON SE (Germany)	9		109
Engie SA (France)	8		108
National Grid plc (United Kingdom)	15		174
RWE AG (Germany)	18		703
Suez SA (France)	1		30
Veolia Environnement SA (France)	2		58

			1,554

Oil, Gas & Consumable Fuels — 1.3%
Ampol Ltd. (Australia)	1		20
BP plc (United Kingdom)	233		946
Cabot Oil & Gas Corp.	15		276
California Resources Corp. *	17		405
Chesapeake Energy Corp. *	–	(a)	7
Chevron Corp.	8		807

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
China Shenhua Energy Co. Ltd., Class H (China)	22		44
ConocoPhillips	53		2,800
Diamondback Energy, Inc.	4		273
Ecopetrol SA, ADR (Colombia)	2		29
ENEOS Holdings, Inc. (Japan)	13		59
Eni SpA (Italy)	10		129
Equinor ASA (Norway)	4		79
Equitrans Midstream Corp.	22		181
Galp Energia SGPS SA (Portugal)	2		25
Gazprom PJSC, ADR (Russia)	9		53
Idemitsu Kosan Co. Ltd. (Japan)	1		21
Inpex Corp. (Japan)	4		29
Kinder Morgan, Inc.	46		758
Koninklijke Vopak NV (Netherlands)	–	(a)	11
LUKOIL PJSC, ADR (Russia)	2		136
Lundin Energy AB (Sweden)	1		25
Marathon Petroleum Corp.	13		674
Neste OYJ (Finland)	2		93
Oasis Petroleum, Inc.	1		66
Oil & Natural Gas Corp. Ltd. (India)	27		38
Oil Search Ltd. (Australia)	8		26
OMV AG (Austria)	1		32
Origin Energy Ltd. (Australia)	7		27
Petroleo Brasileiro SA (Preference) (Brazil)	29		126
Petronet LNG Ltd. (India)	11		35
Phillips 66	8		631
Pioneer Natural Resources Co.	5		794
PTT Exploration & Production PCL (Thailand)	16		60
PTT PCL (Thailand)	26		35
Reliance Industries Ltd. (India)	7		203
Repsol SA (Spain)	6		77
Rosneft Oil Co. PJSC, GDR (Russia) (b)	6		45
Royal Dutch Shell plc, Class A (Netherlands)	17		331
Royal Dutch Shell plc, Class B (Netherlands)	15		284
Santos Ltd. (Australia)	8		42
SK Innovation Co. Ltd. (South Korea) *	–	(a)	46
S-Oil Corp. (South Korea) *	1		53
Tatneft PJSC, ADR (Russia)	1		33
Tatneft PJSC, ADR (Russia)	1		28
Thai Oil PCL (Thailand)	21		42
TOTAL SE (France)	10		489
Washington H Soul Pattinson & Co. Ltd. (Australia)	–	(a)	11
Williams Cos., Inc. (The)	24		572
Woodside Petroleum Ltd. (Australia)	4		73

			12,079

Paper & Forest Products — 0.0% (c)
Mondi plc (United Kingdom)	2		51
Oji Holdings Corp. (Japan)	4		23
Stora Enso OYJ, Class R (Finland)	2		45
Suzano SA (Brazil) *	4		49
Svenska Cellulosa AB SCA, Class B (Sweden) *	3		45
UPM-Kymmene OYJ (Finland)	2		81

			294

Personal Products — 0.3%
Beiersdorf AG (Germany)	–	(a)	45
Coty, Inc., Class A *	41		369
Estee Lauder Cos., Inc. (The), Class A	2		629
Kao Corp. (Japan)	2		132
Kobayashi Pharmaceutical Co. Ltd. (Japan)	–	(a)	19
Kose Corp. (Japan)			14
LG Household & Health Care Ltd. (South Korea)	–	(a)	67
L’Oreal SA (France)	1		401
Pola Orbis Holdings, Inc. (Japan)	–	(a)	7
Shiseido Co. Ltd. (Japan)	2		114
Unilever plc (United Kingdom)	11		610

			2,407

Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	8		120
AstraZeneca plc (United Kingdom)	5		545
Bayer AG (Registered) (Germany)	4		259
Bristol-Myers Squibb Co.	64		4,037
Catalent, Inc. *	10		1,014
Chugai Pharmaceutical Co. Ltd. (Japan)	3		114
Daiichi Sankyo Co. Ltd. (Japan)	7		204
Eisai Co. Ltd. (Japan)	1		67
Eli Lilly and Co.	9		1,707
GlaxoSmithKline plc (United Kingdom)	21		369
H Lundbeck A/S (Denmark)	–	(a)	10
Hikma Pharmaceuticals plc (Jordan)	1		23
Hisamitsu Pharmaceutical Co., Inc. (Japan)	–	(a)	13
Horizon Therapeutics plc *	4		412
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1		17
Ipsen SA (France)	–	(a)	14
Jazz Pharmaceuticals plc *	2		357
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	4		54
Johnson & Johnson	8		1,394
Kyowa Kirin Co. Ltd. (Japan)	1		36
Merck & Co., Inc.	6		480
Merck KGaA (Germany)	1		92
Nippon Shinyaku Co. Ltd. (Japan)	–	(a)	15
Novartis AG (Registered) (Switzerland)	9		789
Novo Nordisk A/S, Class B (Denmark)	45		3,020
Ono Pharmaceutical Co. Ltd. (Japan)	2		39
Orion OYJ, Class B (Finland)	–	(a)	18
Otsuka Holdings Co. Ltd. (Japan)	2		68
Pfizer, Inc.	14		512
Recordati Industria Chimica e Farmaceutica SpA (Italy)	–	(a)	24
Richter Gedeon Nyrt. (Hungary)	1		17
Roche Holding AG (Switzerland)	4		1,264
Roche Holding AG (Switzerland)	–	(a)	46
Royalty Pharma plc, Class A	8		365
Sanofi (France)	5		466
Santen Pharmaceutical Co. Ltd. (Japan)	1		19
Shionogi & Co. Ltd. (Japan)	1		59
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	1		12
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	–	(a)	13

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Takeda Pharmaceutical Co. Ltd. (Japan)	7		237
Teva Pharmaceutical Industries Ltd., ADR (Israel) *	5		53
UCB SA (Belgium)	1		50
Viatris, Inc. *	21		290
Vifor Pharma AG (Switzerland)	–	(a)	26

			18,740

Professional Services — 0.7%
51job, Inc., ADR (China) *	–	(a)	23
Adecco Group AG (Registered) (Switzerland)	1		44
Booz Allen Hamilton Holding Corp.	6		459
Bureau Veritas SA (France) *	1		35
Experian plc (United Kingdom)	4		131
IHS Markit Ltd.	4		384
Intertek Group plc (United Kingdom)	1		52
Leidos Holdings, Inc.	16		1,511
Nihon M&A Center, Inc. (Japan)	1		33
NMG, Inc. *	–	(a)	34
Persol Holdings Co. Ltd. (Japan)	1		14
Randstad NV (Netherlands)	–	(a)	35
Recruit Holdings Co. Ltd. (Japan)	6		280
RELX plc (United Kingdom)	8		201
RELX plc (United Kingdom)	46		1,155
SGS SA (Registered) (Switzerland)	–	(a)	1,046
Teleperformance (France)	–	(a)	89
TransUnion	5		485
Wolters Kluwer NV (Netherlands)	1		97

			6,108

Real Estate Management & Development — 0.4%
Aeon Mall Co. Ltd. (Japan)	–	(a)	7
Aroundtown SA (Germany)	4		30
Ayala Land, Inc. (Philippines)	28		20
Azrieli Group Ltd. (Israel)	–	(a)	11
CapitaLand Ltd. (Singapore)	11		30
CBRE Group, Inc., Class A *	11		866
China Resources Land Ltd. (China)	16		78
China Vanke Co. Ltd., Class H (China)	16		64
City Developments Ltd. (Singapore)	2		11
CK Asset Holdings Ltd. (Hong Kong)	11		64
Cushman & Wakefield plc *	19		306
Daito Trust Construction Co. Ltd. (Japan)	–	(a)	35
Daiwa House Industry Co. Ltd. (Japan)	2		70
Deutsche Wohnen SE (Germany)	1		66
Emaar Properties PJSC (United Arab Emirates)	21		20
ESR Cayman Ltd. (China) * (b)	7		24
Fastighets AB Balder, Class B (Sweden) *	–	(a)	21
Hang Lung Properties Ltd. (Hong Kong)	9		23
Henderson Land Development Co. Ltd. (Hong Kong)	7		30
Hongkong Land Holdings Ltd. (Hong Kong)	5		24
Hulic Co. Ltd. (Japan)	1		15
KE Holdings, Inc., ADR (China) *	1		41
LEG Immobilien SE (Germany)	–	(a)	39
LendLease Corp. Ltd. (Australia)	3		28
Longfor Group Holdings Ltd. (China) (b)	11		73
Mitsubishi Estate Co. Ltd. (Japan)	5		86
Mitsui Fudosan Co. Ltd. (Japan)	21		470
New World Development Co. Ltd. (Hong Kong)	6		32
Nomura Real Estate Holdings, Inc. (Japan)	1		12
Poly Developments and Holdings Group Co. Ltd., Class A (China)	15		32
Sino Land Co. Ltd. (Hong Kong)	14		20
Sumitomo Realty & Development Co. Ltd. (Japan)	1		46
Sun Hung Kai Properties Ltd. (Hong Kong)	6		83
Swire Pacific Ltd., Class A (Hong Kong)	2		11
Swire Properties Ltd. (Hong Kong)	5		16
Swiss Prime Site AG (Registered) (Switzerland)	–	(a)	30
Tokyu Fudosan Holdings Corp. (Japan)	3		15
UOL Group Ltd. (Singapore)	2		12
Vonovia SE (Germany)	7		461
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	7		39

			3,361

Road & Rail — 1.0%
Aurizon Holdings Ltd. (Australia)	8		24
Canadian National Railway Co. (Canada)	11		1,320
Central Japan Railway Co. (Japan)	1		90
East Japan Railway Co. (Japan)	1		85
Hankyu Hanshin Holdings, Inc. (Japan)	1		32
Keikyu Corp. (Japan)	1		14
Keio Corp. (Japan)	1		34
Keisei Electric Railway Co. Ltd. (Japan)	1		20
Kintetsu Group Holdings Co. Ltd. (Japan) *	1		27
Knight-Swift Transportation Holdings, Inc.	9		436
Kyushu Railway Co. (Japan)	1		14
Landstar System, Inc.	2		307
Localiza Rent a Car SA (Brazil) *	3		35
Lyft, Inc., Class A *	21		1,313
MTR Corp. Ltd. (Hong Kong)	7		37
Nagoya Railroad Co. Ltd. (Japan) *	1		19
Nippon Express Co. Ltd. (Japan)	–	(a)	22
Norfolk Southern Corp.	16		4,272
Odakyu Electric Railway Co. Ltd. (Japan)	1		33
Old Dominion Freight Line, Inc.	2		469
Seibu Holdings, Inc. (Japan)	1		10
Tobu Railway Co. Ltd. (Japan)	1		22
Tokyu Corp. (Japan)	2		28
Uber Technologies, Inc. *	16		868
West Japan Railway Co. (Japan)	1		39

			9,570

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc. *	32		2,477
Advantest Corp. (Japan)	1		79
Analog Devices, Inc.	30		4,629
Applied Materials, Inc.	7		997

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
ASE Technology Holding Co. Ltd. (Taiwan)	19		72
ASM International NV (Netherlands)	–	(a)	57
ASM Pacific Technology Ltd. (Hong Kong)	1		18
ASML Holding NV (Netherlands)	7		4,140
ASML Holding NV (Registered), NYRS (Netherlands)	2		1,061
CMC Materials, Inc.	3		455
Cree, Inc. *	3		320
Disco Corp. (Japan)	–	(a)	32
Entegris, Inc.	5		588
Global Unichip Corp. (Taiwan)	2		28
Infineon Technologies AG (Germany)	5		232
Lam Research Corp.	3		1,490
Lasertec Corp. (Japan)	–	(a)	40
MediaTek, Inc. (Taiwan)	2		69
Microchip Technology, Inc.	3		429
Monolithic Power Systems, Inc.	1		251
Nanya Technology Corp. (Taiwan)	9		29
NVIDIA Corp.	2		1,151
NXP Semiconductors NV (Netherlands)	14		2,725
QUALCOMM, Inc.	7		952
Realtek Semiconductor Corp. (Taiwan)	4		70
Renesas Electronics Corp. (Japan) *	3		34
Rohm Co. Ltd. (Japan)	–	(a)	39
Silergy Corp. (China)	1		82
SK Hynix, Inc. (South Korea)	2		195
SolarEdge Technologies, Inc. *	2		636
STMicroelectronics NV (Switzerland)	3		103
SUMCO Corp. (Japan)	1		28
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	44		927
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	23		2,707
Teradyne, Inc.	3		309
Texas Instruments, Inc.	5		976
Tokyo Electron Ltd. (Japan)	1		261
Vanguard International Semiconductor Corp. (Taiwan)	7		27
Xinyi Solar Holdings Ltd. (China)	26		43

			28,758

Software — 2.3%
Aspen Technology, Inc. *	3		414
AVEVA Group plc (United Kingdom)	–	(a)	23
Cadence Design Systems, Inc. *	3		357
Ceridian HCM Holding, Inc. *	7		594
Check Point Software Technologies Ltd. (Israel) *	–	(a)	52
Coupa Software, Inc. *	2		512
Crowdstrike Holdings, Inc., Class A *	2		364
CyberArk Software Ltd. *	–	(a)	21
Dassault Systemes SE (France)	1		118
Envestnet, Inc. *	5		326
Five9, Inc. *	2		275
Guidewire Software, Inc. *	3		326
HubSpot, Inc. *	1		383
Hundsun Technologies, Inc., Class A (China)	1		15
Intuit, Inc.	2		681
Kingdee International Software Group Co. Ltd. (China) *	14		44
Kingsoft Corp. Ltd. (China)	9		60
Microsoft Corp.	54		12,673
Nemetschek SE (Germany)	–	(a)	15
Nice Ltd. (Israel) *	–	(a)	57
Oracle Corp. (Japan)	–	(a)	10
Paylocity Holding Corp. *	1		171
PTC, Inc. *	2		308
Q2 Holdings, Inc. *	4		390
Sage Group plc (The) (United Kingdom)	5		38
SAP SE (Germany)	4		533
ServiceNow, Inc. *	1		465
SS&C Technologies Holdings, Inc.	9		647
Synopsys, Inc. *	2		442
TeamViewer AG (Germany) * (b)	1		27
Temenos AG (Registered) (Switzerland)	–	(a)	40
Trade Desk, Inc. (The), Class A *	1		364
Trend Micro, Inc. (Japan)	1		25
Tyler Technologies, Inc. *	1		333
WiseTech Global Ltd. (Australia)	1		14
Workday, Inc., Class A *	3		743
Xero Ltd. (New Zealand) *	1		49
Yonyou Network Technology Co. Ltd., Class A (China)	3		19
Zscaler, Inc. *	2		304

			22,232

Specialty Retail — 1.3%
ABC-Mart, Inc. (Japan)	–	(a)	11
AutoZone, Inc. *	1		1,333
Best Buy Co., Inc.	6		729
CarMax, Inc. *	4		472
Fast Retailing Co. Ltd. (Japan)	–	(a)	160
Gap, Inc. (The) *	14		429
H & M Hennes & Mauritz AB, Class B (Sweden) *	3		76
Hikari Tsushin, Inc. (Japan)	–	(a)	20
Home Depot, Inc. (The)	4		1,370
Industria de Diseno Textil SA (Spain)	33		1,080
JD Sports Fashion plc (United Kingdom) *	2		25
Kingfisher plc (United Kingdom) *	9		39
Lowe’s Cos., Inc.	13		2,413
Murphy USA, Inc.	5		681
National Vision Holdings, Inc. *	5		232
Nitori Holdings Co. Ltd. (Japan)	–	(a)	77
O’Reilly Automotive, Inc. *	4		1,941
Ross Stores, Inc.	7		834
Shimamura Co. Ltd. (Japan)	–	(a)	12
Tractor Supply Co.	3		570
USS Co. Ltd. (Japan)	1		22
Yamada Holdings Co. Ltd. (Japan)	3		17

			12,543

Technology Hardware, Storage & Peripherals — 1.6%
Advantech Co. Ltd. (Taiwan)	4		45
Apple, Inc.	79		9,688
Brother Industries Ltd. (Japan)	1		18
Canon, Inc. (Japan)	4		93
FUJIFILM Holdings Corp. (Japan)	2		89

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Logitech International SA (Registered) (Switzerland)	1		72
Quanta Computer, Inc. (Taiwan)	13		45
Ricoh Co. Ltd. (Japan)	3		29
Samsung Electronics Co. Ltd. (South Korea)	59		4,297
Seagate Technology plc	6		490
Seiko Epson Corp. (Japan)	1		18
Wiwynn Corp. (Taiwan)	1		30

			14,914

Textiles, Apparel & Luxury Goods — 0.9%
adidas AG (Germany) *	9		2,946
Burberry Group plc (United Kingdom) *	2		44
Carter’s, Inc. *	2		186
Cie Financiere Richemont SA (Registered) (Switzerland)	2		212
Columbia Sportswear Co.	5		494
Eclat Textile Co. Ltd. (Taiwan)	3		51
EssilorLuxottica SA (France)	1		193
Feng TAY Enterprise Co. Ltd. (Taiwan)	3		19
Hermes International (France)	–	(a)	146
Kering SA (France)	–	(a)	218
LVMH Moet Hennessy Louis Vuitton SE (France)	4		2,752
Moncler SpA (Italy) *	1		46
NIKE, Inc., Class B	7		881
Pandora A/S (Denmark)	–	(a)	44
Puma SE (Germany) *	–	(a)	40
Ralph Lauren Corp. *	4		530
Shenzhou International Group Holdings Ltd. (China)	2		40
Swatch Group AG (The) (Switzerland)	–	(a)	35
Swatch Group AG (The) (Registered) (Switzerland)	–	(a)	13

			8,890

Thrifts & Mortgage Finance — 0.0% (c)
Housing Development Finance Corp. Ltd. (India)	5		179

Tobacco — 0.1%
British American Tobacco plc (United Kingdom)	10		363
Imperial Brands plc (United Kingdom)	4		81
Japan Tobacco, Inc. (Japan)	5		96
Philip Morris International, Inc.	6		516
Swedish Match AB (Sweden)	1		53

			1,109

Trading Companies & Distributors — 0.2%
Ashtead Group plc (United Kingdom)	2		112
BOC Aviation Ltd. (Singapore) (b)	2		17
Brenntag SE (Germany)	1		55
Bunzl plc (United Kingdom)	1		45
Ferguson plc	11		1,286
ITOCHU Corp. (Japan)	6		185
Marubeni Corp. (Japan)	7		58
Mitsubishi Corp. (Japan)	6		159
Mitsui & Co. Ltd. (Japan)	7		142
MonotaRO Co. Ltd. (Japan)	1		27
Sumitomo Corp. (Japan)	5		70
Toyota Tsusho Corp. (Japan)	1		42

			2,198

Transportation Infrastructure — 0.0% (c)
Aena SME SA (Spain) * (b)	–	(a)	46
Aeroports de Paris (France) *	–	(a)	15
Airports of Thailand PCL (Thailand)	20		44
Atlantia SpA (Italy) *	2		39
Auckland International Airport Ltd. (New Zealand) *	5		29
Getlink SE (France)	2		28
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico) *	2		37
International Container Terminal Services, Inc. (Philippines)	7		18
Japan Airport Terminal Co. Ltd. (Japan)	–	(a)	10
Sydney Airport (Australia) *	6		26
Transurban Group (Australia)	11		115
Zhejiang Expressway Co. Ltd., Class H (China)	18		16

			423

Water Utilities — 0.0% (c)
Severn Trent plc (United Kingdom)	1		32
United Utilities Group plc (United Kingdom)	3		37

			69

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Series L (Mexico)	133		90
KDDI Corp. (Japan)	7		204
MTN Group (South Africa)	9		50
SK Telecom Co. Ltd. (South Korea)	–	(a)	54
SoftBank Corp. (Japan)	12		157
SoftBank Group Corp. (Japan)	7		554
Tele2 AB, Class B (Sweden)	2		28
TIM SA (Brazil) *	11		25
T-Mobile US, Inc. *	11		1,389
Vodacom Group Ltd. (South Africa)	3		26
Vodafone Group plc (United Kingdom)	112		204

			2,781

TOTAL COMMON STOCKS (Cost $318,643)			497,632

INVESTMENT COMPANIES — 24.3%
Fixed Income — 22.3%
JPMorgan Core Bond Fund Class R6 Shares (d)	11,647		138,483
JPMorgan Corporate Bond Fund Class R6 Shares (d)	5,344		55,359
JPMorgan Emerging Markets Debt Fund Class R6 Shares (d)	1,791		14,021
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (d)	126		981

Total Fixed Income			208,844

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
U.S. Equity — 2.0%
JPMorgan Large Cap Value Fund Class R6 Shares (d)	962	18,750

TOTAL INVESTMENT COMPANIES (Cost $228,638)		227,594

	Principal Amount ($000)
CORPORATE BONDS — 6.1%
Aerospace & Defense — 0.1%
Boeing Co. (The)
3.95%, 8/1/2059	49	47
5.93%, 5/1/2060	136	175
Bombardier, Inc. (Canada) 6.13%, 1/15/2023 (e)	87	91
BWX Technologies, Inc. 5.38%, 7/15/2026 (e)	20	21
Howmet Aerospace, Inc.
5.13%, 10/1/2024	24	26
6.88%, 5/1/2025	60	70
5.90%, 2/1/2027	63	71
5.95%, 2/1/2037	61	73
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (e)	202	215
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (e)	70	75
TransDigm, Inc. 6.25%, 3/15/2026 (e)	152	161
Triumph Group, Inc. 8.88%, 6/1/2024 (e)	80	90

		1,115

Air Freight & Logistics — 0.0% (c)
XPO Logistics, Inc. 6.75%, 8/15/2024 (e)	88	92

Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (e)	75	78
5.75%, 4/20/2029 (e)	65	69
Delta Air Lines, Inc.
4.38%, 4/19/2028	182	188
4.75%, 10/20/2028 (e)	72	79
3.75%, 10/28/2029	189	184

		598

Auto Components — 0.2%
Adient US LLC 7.00%, 5/15/2026 (e)	3	3
Allison Transmission, Inc.
5.88%, 6/1/2029 (e)	65	71
3.75%, 1/30/2031 (e)	296	287
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	145	149
6.25%, 3/15/2026	68	70
Clarios Global LP 6.25%, 5/15/2026 (e)	150	159
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (e)	170	175
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	56	58
Icahn Enterprises LP
6.25%, 5/15/2026	44	46
5.25%, 5/15/2027	255	263
4.38%, 2/1/2029 (e)	186	182

		1,463

Automobiles — 0.0% (c)
Ford Motor Co.
8.50%, 4/21/2023	29	32
9.00%, 4/22/2025	29	35
9.63%, 4/22/2030	12	17
General Motors Co.
6.75%, 4/1/2046	78	105
5.95%, 4/1/2049	86	110

		299

Beverages — 0.0% (c)
Constellation Brands, Inc.
5.25%, 11/15/2048	133	169
3.75%, 5/1/2050	47	49
Molson Coors Beverage Co 5.00%, 5/1/2042	41	47
Molson Coors Beverage Co. 4.20%, 7/15/2046	166	173

		438

Biotechnology — 0.0% (c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (e)	90	88

Building Products — 0.1%
Carrier Global Corp.
3.38%, 4/5/2040	48	48
3.58%, 4/5/2050	171	168
Griffon Corp. 5.75%, 3/1/2028	135	144
Owens Corning 4.40%, 1/30/2048	150	163
Standard Industries, Inc.
5.00%, 2/15/2027 (e)	118	124
4.75%, 1/15/2028 (e)	80	83
3.38%, 1/15/2031 (e)	30	28
Summit Materials LLC 5.13%, 6/1/2025 (e)	85	86

		844

Capital Markets — 0.0% (c)
MSCI, Inc. 5.38%, 5/15/2027 (e)	76	81

Chemicals — 0.2%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (e)	165	161
CF Industries, Inc. 4.95%, 6/1/2043	185	212
Chemours Co. (The) 7.00%, 5/15/2025	175	180

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FMC Corp. 4.50%, 10/1/2049	145	163
Ingevity Corp. 3.88%, 11/1/2028 (e)	185	179
Methanex Corp. (Canada) 5.25%, 12/15/2029	215	222
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (e)	105	110
Olin Corp. 5.13%, 9/15/2027	50	52
Valvoline, Inc.
4.25%, 2/15/2030 (e)	175	179
3.63%, 6/15/2031 (e)	223	215

		1,673

Commercial Services & Supplies — 0.1%
ADT Security Corp. (The) 4.88%, 7/15/2032 (e)	75	76
Aramark Services, Inc. 5.00%, 4/1/2025 (e)	70	72
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (e)	125	127
3.50%, 9/1/2028 (e)	205	198
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (e)	27	28
Nielsen Finance LLC 5.63%, 10/1/2028 (e)	70	74
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (e)	47	50
5.75%, 4/15/2026 (e)	150	162

		787

Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (e)	52	52
CommScope, Inc.
5.50%, 3/1/2024 (e)	71	73
6.00%, 3/1/2026 (e)	110	116
8.25%, 3/1/2027 (e)	136	146
Nokia OYJ (Finland) 6.63%, 5/15/2039	175	215

		602

Construction & Engineering — 0.0% (c)
AECOM 5.13%, 3/15/2027	164	178

Consumer Finance — 0.1%
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	205	215
4.39%, 1/8/2026	415	437
Navient Corp. 6.75%, 6/25/2025	120	130
OneMain Finance Corp.
6.88%, 3/15/2025	40	45
7.13%, 3/15/2026	125	144
5.38%, 11/15/2029	180	192

		1,163

Containers & Packaging — 0.1%
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (e)	200	204
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (e)	125	134
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (e)	159	161
7.25%, 4/15/2025 (e)	110	110
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (e)	145	142

		751

Distributors — 0.0% (c)
Performance Food Group, Inc. 5.50%, 10/15/2027 (e)	70	73

Diversified Consumer Services — 0.0% (c)
Service Corp. International 5.13%, 6/1/2029	135	145

Diversified Financial Services — 0.0% (c)
Sabre GLBL, Inc.
9.25%, 4/15/2025 (e)	45	54
7.38%, 9/1/2025 (e)	50	54

		108

Diversified Telecommunication Services — 0.7%
Altice France SA (France)
7.38%, 5/1/2026 (e)	200	208
8.13%, 2/1/2027 (e)	200	219
CCO Holdings LLC
5.75%, 2/15/2026 (e)	230	237
5.50%, 5/1/2026 (e)	385	397
5.13%, 5/1/2027 (e)	345	365
5.00%, 2/1/2028 (e)	165	175
4.75%, 3/1/2030 (e)	173	179
4.50%, 8/15/2030 (e)	173	176
4.50%, 5/1/2032 (e)	176	178
Embarq Corp. 8.00%, 6/1/2036	260	300
Frontier Communications Corp.
7.13%, 1/15/2023 (f)	55	36
7.63%, 4/15/2024 (f)	25	17
6.88%, 1/15/2025 (f)	14	9
5.88%, 10/15/2027 (e)	53	55
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023 (f)	220	134
8.00%, 2/15/2024 (e) (f) (g)	100	104
8.50%, 10/15/2024 (e) (f)	183	115
Level 3 Financing, Inc.
5.38%, 5/1/2025	105	108
5.25%, 3/15/2026	10	10
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	35	39
Series Y, 7.50%, 4/1/2024	75	84
5.13%, 12/15/2026 (e)	240	252

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.00%, 2/15/2027 (e)	125	128
Series G, 6.88%, 1/15/2028	49	55
Series P, 7.60%, 9/15/2039	179	204
Series U, 7.65%, 3/15/2042	179	204
Sprint Capital Corp. 8.75%, 3/15/2032	241	356
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	110	129
6.00%, 9/30/2034	188	213
7.20%, 7/18/2036	172	217
7.72%, 6/4/2038	163	218
Telefonica Emisiones SA (Spain)
7.05%, 6/20/2036	33	46
4.67%, 3/6/2038	154	174
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 8/15/2026 (e)	200	208

		5,549

Electric Utilities — 0.2%
DPL, Inc. 4.35%, 4/15/2029	110	118
Emera US Finance LP (Canada) 4.75%, 6/15/2046	149	166
FirstEnergy Corp.
Series B, 4.40%, 7/15/2027 (g)	110	118
Series C, 3.40%, 3/1/2050	239	210
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	161	170
NRG Energy, Inc. 6.63%, 1/15/2027	77	80
5.75%, 1/15/2028	59	63
5.25%, 6/15/2029 (e)	10	11
3.63%, 2/15/2031 (e)	62	60
Pacific Gas and Electric Co.
4.95%, 7/1/2050	162	166
3.50%, 8/1/2050	55	48
PG&E Corp. 5.00%, 7/1/2028	120	127
Vistra Operations Co. LLC 5.50%, 9/1/2026 (e)	150	155

		1,492

Electrical Equipment — 0.0% (c)
Sensata Technologies BV 5.63%, 11/1/2024 (e)	260	289

Electronic Equipment, Instruments & Components — 0.0% (c)
CDW LLC 4.25%, 4/1/2028	68	70
Sensata Technologies, Inc.
4.38%, 2/15/2030 (e)	208	219
3.75%, 2/15/2031 (e)	179	176

		465

Energy Equipment & Services — 0.0% (c)
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	195	183
Transocean Proteus Ltd. 6.25%, 12/1/2024 (e)	62	59

		242

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026 (e)	41	43
12.00% (PIK), 6/15/2026 (e) (h)	119	93
Cinemark USA, Inc. 4.88%, 6/1/2023	182	181
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (e)	89	92
6.50%, 5/15/2027 (e)	95	106
Netflix, Inc.
5.88%, 2/15/2025	22	25
4.88%, 4/15/2028	210	237
5.88%, 11/15/2028	75	91
5.38%, 11/15/2029 (e)	40	47
4.88%, 6/15/2030 (e)	30	35
WMG Acquisition Corp. 3.88%, 7/15/2030 (e)	328	331

		1,281

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.
3.70%, 10/15/2049	42	42
3.10%, 6/15/2050	55	51
2.95%, 1/15/2051	143	126
Crown Castle International Corp.
5.20%, 2/15/2049	137	167
3.25%, 1/15/2051	56	52
EPR Properties
4.50%, 6/1/2027	176	181
4.95%, 4/15/2028	177	182
3.75%, 8/15/2029	183	174
Equinix, Inc.
3.00%, 7/15/2050	194	171
2.95%, 9/15/2051	55	48
ESH Hospitality, Inc.
5.25%, 5/1/2025 (e)	60	61
4.63%, 10/1/2027 (e)	54	57
Iron Mountain, Inc.
4.88%, 9/15/2027 (e)	124	127
5.25%, 3/15/2028 (e)	50	52
4.88%, 9/15/2029 (e)	176	178
5.25%, 7/15/2030 (e)	176	183
4.50%, 2/15/2031 (e)	179	177
5.63%, 7/15/2032 (e)	116	121
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	85	91
5.75%, 2/1/2027	115	127
3.88%, 2/15/2029 (e)	217	216

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SBA Communications Corp. 3.88%, 2/15/2027	130	133
VICI Properties LP
3.50%, 2/15/2025 (e)	15	15
4.25%, 12/1/2026 (e)	175	179
3.75%, 2/15/2027 (e)	15	15

		2,926

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (e)	115	127
4.63%, 1/15/2027 (e)	170	175
4.88%, 2/15/2030 (e)	25	26
New Albertsons LP 8.00%, 5/1/2031	29	36
Rite Aid Corp.
7.50%, 7/1/2025 (e)	80	83
8.00%, 11/15/2026 (e)	128	135

		582

Food Products — 0.2%
B&G Foods, Inc. 5.25%, 4/1/2025	69	71
Conagra Brands, Inc.
5.30%, 11/1/2038	38	47
5.40%, 11/1/2048	132	169
JBS USA LUX SA 6.50%, 4/15/2029 (e)	24	27
Kraft Heinz Foods Co.
4.63%, 1/30/2029	150	168
4.63%, 10/1/2039	26	28
5.00%, 6/4/2042	77	87
5.20%, 7/15/2045	160	185
4.38%, 6/1/2046	30	31
4.88%, 10/1/2049	186	209
5.50%, 6/1/2050	174	213
Lamb Weston Holdings, Inc.
4.88%, 11/1/2026 (e)	200	207
4.88%, 5/15/2028 (e)	167	180
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (e)	105	107
Post Holdings, Inc.
5.50%, 12/15/2029 (e)	36	39
4.63%, 4/15/2030 (e)	201	201

		1,969

Gas Utilities — 0.0% (c)
AmeriGas Partners LP 5.50%, 5/20/2025	82	89

Health Care Equipment & Supplies — 0.0% (c)
Avantor Funding, Inc. 4.63%, 7/15/2028 (e)	105	110
Becton Dickinson and Co.
4.67%, 6/6/2047	144	171
3.79%, 5/20/2050	44	47
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (e)	100	103
Teleflex, Inc. 4.88%, 6/1/2026	32	33

		464

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (e)	53	56
Centene Corp.
4.25%, 12/15/2027	125	131
4.63%, 12/15/2029	169	183
3.38%, 2/15/2030	235	238
Community Health Systems, Inc. 4.75%, 2/15/2031 (e)	220	215
DaVita, Inc. 4.63%, 6/1/2030 (e)	180	183
Encompass Health Corp. 4.50%, 2/1/2028	175	179
HCA, Inc.
5.88%, 2/15/2026	208	238
5.63%, 9/1/2028	562	646
5.88%, 2/1/2029	363	423
3.50%, 9/1/2030	70	71
5.50%, 6/15/2047	138	172
5.25%, 6/15/2049	5	6
Tenet Healthcare Corp.
4.63%, 9/1/2024 (e)	101	104
5.13%, 5/1/2025	131	133
4.88%, 1/1/2026 (e)	182	189
6.25%, 2/1/2027 (e)	141	149
5.13%, 11/1/2027 (e)	63	66

		3,382

Health Care Technology — 0.0% (c)
IQVIA, Inc. 5.00%, 5/15/2027 (e)	200	211

Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (e)	89	90
3.88%, 1/15/2028 (e)	30	30
Boyd Gaming Corp. 6.38%, 4/1/2026	72	74
Caesars Resort Collection LLC 5.75%, 7/1/2025 (e)	106	112
Carnival Corp.
11.50%, 4/1/2023 (e)	60	69
10.50%, 2/1/2026 (e)	30	35
Cedar Fair LP
5.50%, 5/1/2025 (e)	90	95
5.38%, 4/15/2027	4	4
5.25%, 7/15/2029	30	31
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (e)	33	33
4.88%, 1/15/2030	48	51
4.00%, 5/1/2031 (e)	211	211
3.63%, 2/15/2032 (e)	225	219
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	40	42

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hyatt Hotels Corp. 5.75%, 4/23/2030	36	42
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	115	120
MGM Resorts International 6.75%, 5/1/2025	300	323
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (e)	73	84
11.50%, 6/1/2025 (e)	65	76
Scientific Games International, Inc. 5.00%, 10/15/2025 (e)	95	98
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (e)	127	128
5.50%, 4/15/2027 (e)	20	21
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (e)	91	95
Travel + Leisure Co.
6.60%, 10/1/2025 (g)	36	40
6.00%, 4/1/2027 (g)	34	38
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (e)	140	143
Yum! Brands, Inc. 7.75%, 4/1/2025 (e)	120	131

		2,435

Household Durables — 0.1%
MDC Holdings, Inc. 6.00%, 1/15/2043	166	210
Newell Brands, Inc.
4.70%, 4/1/2026 (g)	180	198
5.87%, 4/1/2036 (g)	60	74
Taylor Morrison Communities, Inc.
5.75%, 1/15/2028 (e)	164	181
5.13%, 8/1/2030 (e)	206	218
Tempur Sealy International, Inc. 5.50%, 6/15/2026	143	148

		1,029

Household Products — 0.1%
Central Garden & Pet Co. 4.13%, 10/15/2030	177	179
Energizer Holdings, Inc.
4.75%, 6/15/2028 (e)	105	109
4.38%, 3/31/2029 (e)	70	70
Spectrum Brands, Inc.
5.75%, 7/15/2025	11	11
5.00%, 10/1/2029 (e)	101	106
5.50%, 7/15/2030 (e)	65	70

		545

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (e)	158	162
5.13%, 3/15/2028 (e)	105	105
3.75%, 3/1/2031 (e)	228	218

		485

Interactive Media & Services — 0.0% (c)
Twitter, Inc. 3.88%, 12/15/2027 (e)	92	96

Internet & Direct Marketing Retail — 0.1%
ANGI Group LLC 3.88%, 8/15/2028 (e)	184	184
Match Group Holdings II LLC 4.13%, 8/1/2030 (e)	99	99

QVC, Inc.
4.75%, 2/15/2027	209	217
4.38%, 9/1/2028	147	148

		648

IT Services — 0.0% (c)
Gartner, Inc.
4.50%, 7/1/2028 (e)	70	72
3.75%, 10/1/2030 (e)	230	228
Global Payments, Inc. 4.15%, 8/15/2049	154	168

		468

Leisure Products — 0.0% (c)
Hasbro, Inc. 6.35%, 3/15/2040	140	179
Mattel, Inc.
3.15%, 3/15/2023	96	97
3.38%, 4/1/2026 (e)	18	19
5.88%, 12/15/2027 (e)	45	49
3.75%, 4/1/2029 (e)	24	24

		368

Media — 0.6%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (e)	200	209
AMC Networks, Inc.
4.75%, 8/1/2025	50	51
4.25%, 2/15/2029	227	221
Charter Communications Operating LLC 6.83%, 10/23/2055	125	171
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (e)	94	93
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	150	156
5.13%, 8/15/2027 (e)	108	109
CSC Holdings LLC
5.25%, 6/1/2024	85	92
6.50%, 2/1/2029 (e)	200	221
Diamond Sports Group LLC 5.38%, 8/15/2026 (e)	81	58
Discovery Communications LLC
4.65%, 5/15/2050	44	49
4.00%, 9/15/2055 (e)	169	166
DISH DBS Corp.
6.75%, 6/1/2021	60	60
5.88%, 7/15/2022	105	110

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.00%, 3/15/2023	35	37
5.88%, 11/15/2024	105	110
7.75%, 7/1/2026	240	264
Gray Television, Inc. 5.88%, 7/15/2026 (e)	85	88
iHeartCommunications, Inc.
6.38%, 5/1/2026	29	30
8.38%, 5/1/2027	49	52
5.25%, 8/15/2027 (e)	105	109
Lamar Media Corp.
3.75%, 2/15/2028	15	15
4.88%, 1/15/2029	65	68
4.00%, 2/15/2030	231	230
Meredith Corp. 6.88%, 2/1/2026	399	410
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (e)	90	94
4.75%, 11/1/2028 (e)	65	66
Outfront Media Capital LLC 5.00%, 8/15/2027 (e)	85	86
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (e)	75	74
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (e)	110	106
Sirius XM Radio, Inc.
5.38%, 7/15/2026 (e)	70	72
5.50%, 7/1/2029 (e)	87	94
4.13%, 7/1/2030 (e)	381	382
TEGNA, Inc.
5.50%, 9/15/2024 (e)	8	8
4.63%, 3/15/2028	30	31
5.00%, 9/15/2029	35	36
Time Warner Cable LLC
7.30%, 7/1/2038	128	177
4.50%, 9/15/2042	38	41
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (e)	160	169

		4,615

Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (e)	200	218
Allegheny Technologies, Inc. 5.88%, 12/1/2027	70	72
Arconic Corp. 6.13%, 2/15/2028 (e)	175	186
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (e)	93	93
FMG Resources August 2006 Pty. Ltd. (Australia) 5.13%, 5/15/2024 (e)	15	16
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	145	154
4.13%, 3/1/2028	48	50
4.38%, 8/1/2028	50	53
5.45%, 3/15/2043	235	284
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (e)	125	128
Novelis Corp.
5.88%, 9/30/2026 (e)	110	115
4.75%, 1/30/2030 (e)	35	36
Steel Dynamics, Inc. 3.25%, 10/15/2050	181	169
Teck Resources Ltd. (Canada)
6.00%, 8/15/2040	28	34
6.25%, 7/15/2041	146	179

		1,787

Multiline Retail — 0.1%
Kohl’s Corp. 5.55%, 7/17/2045	161	182
Macy’s, Inc. 8.38%, 6/15/2025 (e)	115	127
Nordstrom, Inc.
4.38%, 4/1/2030	224	230
5.00%, 1/15/2044	234	227

		766

Oil, Gas & Consumable Fuels — 0.7%
Antero Midstream Partners LP 5.38%, 9/15/2024	90	91
Antero Resources Corp. 5.63%, 6/1/2023	111	111
Apache Corp. 4.88%, 11/15/2027	157	161
Buckeye Partners LP
4.13%, 3/1/2025 (e)	70	71
4.13%, 12/1/2027	40	40
4.50%, 3/1/2028 (e)	35	35
Cheniere Energy Partners LP 4.00%, 3/1/2031 (e)	54	55
CNX Resources Corp. 6.00%, 1/15/2029 (e)	149	155
Comstock Resources, Inc.
7.50%, 5/15/2025 (e)	33	34
9.75%, 8/15/2026	177	193
6.75%, 3/1/2029 (e)	89	91
Continental Resources, Inc.
5.00%, 9/15/2022	47	47
5.75%, 1/15/2031 (e)	117	132
4.90%, 6/1/2044	219	219
Crestwood Midstream Partners LP
5.75%, 4/1/2025	80	80
5.63%, 5/1/2027 (e)	5	5
DCP Midstream Operating LP
4.95%, 4/1/2022	20	20
5.38%, 7/15/2025	31	34
5.63%, 7/15/2027	65	71
Enable Midstream Partners LP 5.00%, 5/15/2044 (g)	187	184

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Energy Transfer Operating LP
6.00%, 6/15/2048	161	186
6.25%, 4/15/2049	31	36
EnLink Midstream LLC 5.38%, 6/1/2029	143	134
EnLink Midstream Partners LP
4.40%, 4/1/2024	32	33
4.85%, 7/15/2026	18	17
EQM Midstream Partners LP
6.00%, 7/1/2025 (e)	20	22
4.13%, 12/1/2026	65	65
6.50%, 7/1/2027 (e)	200	217
4.50%, 1/15/2029 (e)	66	64
4.75%, 1/15/2031 (e)	66	64
EQT Corp. 7.63%, 2/1/2025 (g)	130	150
8.50%, 2/1/2030 (g)	107	136
Genesis Energy LP 6.25%, 5/15/2026	65	62
Hess Corp. 6.00%, 1/15/2040	112	134
Hilcorp Energy I LP 6.25%, 11/1/2028 (e)	52	54
Marathon Oil Corp. 6.60%, 10/1/2037	115	143
MEG Energy Corp. (Canada) 6.50%, 1/15/2025 (e)	123	127
NuStar Logistics LP
5.75%, 10/1/2025	33	35
6.00%, 6/1/2026	33	36
5.63%, 4/28/2027	207	217
6.38%, 10/1/2030	199	215
Occidental Petroleum Corp.
2.70%, 8/15/2022	108	109
5.88%, 9/1/2025	35	37
8.50%, 7/15/2027	65	77
6.38%, 9/1/2028	35	38
6.63%, 9/1/2030	35	39
6.13%, 1/1/2031	78	86
PBF Holding Co. LLC
9.25%, 5/15/2025 (e)	60	61
6.00%, 2/15/2028	30	22
Plains All American Pipeline LP
4.70%, 6/15/2044	181	172
4.90%, 2/15/2045	49	48
Range Resources Corp. 9.25%, 2/1/2026	50	54
Southwestern Energy Co. 6.45%, 1/23/2025 (g)	100	107
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (e)	114	116
Targa Resources Partners LP
5.88%, 4/15/2026	185	193
6.88%, 1/15/2029	85	94
4.88%, 2/1/2031 (e)	58	59
TerraForm Power Operating LLC 4.75%, 1/15/2030 (e)	173	180
Topaz Solar Farms LLC 5.75%, 9/30/2039 (e)	159	181
Western Midstream Operating LP
4.00%, 7/1/2022	55	56
4.35%, 2/1/2025 (g)	60	62
5.45%, 4/1/2044	203	209

		5,976

Personal Products — 0.0% (c)
Edgewell Personal Care Co. 5.50%, 6/1/2028 (e)	85	90
Prestige Brands, Inc. 5.13%, 1/15/2028 (e)	80	84

		174

Pharmaceuticals — 0.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (e)	49	54
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (e)	55	56
6.13%, 4/15/2025 (e)	172	176
5.50%, 11/1/2025 (e)	146	150
9.00%, 12/15/2025 (e)	215	235
5.75%, 8/15/2027 (e)	54	58
7.00%, 1/15/2028 (e)	51	55
5.00%, 1/30/2028 (e)	187	189
7.25%, 5/30/2029 (e)	31	35
5.25%, 1/30/2030 (e)	32	32
5.25%, 2/15/2031 (e)	64	64
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (e)	165	175
Royalty Pharma plc
3.30%, 9/2/2040 (e)	52	50
3.55%, 9/2/2050 (e)	175	167
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	143	168
Viatris, Inc. 4.00%, 6/22/2050 (e)	50	51

		1,715

Real Estate Management & Development — 0.0% (c)
Kennedy-Wilson, Inc.
5.88%, 4/1/2024	39	39
4.75%, 3/1/2029	105	107

		146

Road & Rail — 0.0% (c)
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (e)	125	126
5.25%, 3/15/2025 (e)	42	43
5.75%, 7/15/2027 (e)	46	48
Hertz Corp. (The)
7.63%, 6/1/2022 (e) (f)	15	16
5.50%, 10/15/2024 (e) (f)	127	127
7.13%, 8/1/2026 (e) (f)	50	50

		410

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Semiconductors & Semiconductor Equipment — 0.0% (c)
Broadcom, Inc. 3.75%, 2/15/2051 (e)	170	163
Microchip Technology, Inc. 4.25%, 9/1/2025 (e)	90	94
ON Semiconductor Corp. 3.88%, 9/1/2028 (e)	120	123

		380

Software — 0.0% (c)
CDK Global, Inc. 4.88%, 6/1/2027	90	94
j2 Global, Inc. 4.63%, 10/15/2030 (e)	210	212
SS&C Technologies, Inc. 5.50%, 9/30/2027 (e)	103	110

		416

Specialty Retail — 0.1%
Gap, Inc. (The) 8.88%, 5/15/2027 (e)	150	175
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (e)	65	65
L Brands, Inc. 7.50%, 6/15/2029	165	187
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (e)	222	218
Penske Automotive Group, Inc. 5.50%, 5/15/2026	86	88
PetSmart, Inc. 4.75%, 2/15/2028 (e)	275	282
Staples, Inc.
7.50%, 4/15/2026 (e)	180	189
10.75%, 4/15/2027 (e)	40	40

		1,244

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
8.10%, 7/15/2036 (e)	24	35
8.35%, 7/15/2046 (e)	124	189
NCR Corp.
5.75%, 9/1/2027 (e)	110	117
5.13%, 4/15/2029 (e)	36	36
6.13%, 9/1/2029 (e)	100	106
Seagate HDD Cayman
4.09%, 6/1/2029 (e)	211	215
4.13%, 1/15/2031 (e)	213	216
5.75%, 12/1/2034	188	213
Xerox Holdings Corp. 5.50%, 8/15/2028 (e)	208	215

		1,342

Thrifts & Mortgage Finance — 0.0% (c)
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (e)	120	120
Quicken Loans LLC
5.25%, 1/15/2028 (e)	170	179
3.88%, 3/1/2031 (e)	22	21

		320

Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 5.50%, 7/15/2027 (e)	105	112
United Rentals North America, Inc.
5.88%, 9/15/2026	80	84
5.25%, 1/15/2030	260	282
WESCO Distribution, Inc. 7.25%, 6/15/2028 (e)	148	165

		643

Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	35	39
6.63%, 8/1/2026	70	77
Sprint Corp.
7.25%, 9/15/2021	86	88
7.88%, 9/15/2023	220	251
7.13%, 6/15/2024	189	218
7.63%, 3/1/2026	143	175
T-Mobile USA, Inc.
4.50%, 2/1/2026	63	64
4.75%, 2/1/2028	455	485
3.30%, 2/15/2051 (e)	58	54
3.60%, 11/15/2060 (e)	181	174

		1,625

TOTAL CORPORATE BONDS (Cost $56,458)		57,072

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	1	1
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	210	207
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	8	8
American Home Mortgage Investment Trust
Series 2006-3, Class 22A1, 1.95%, 12/25/2036 (i)	1,248	1,145
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (e) (i)	1,157	1,170
Series 2020-1, Class M1, 3.16%, 12/25/2059 ‡ (e) (i)	897	917
Banc of America Alternative Loan Trust
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	10
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	10	10
Bear Stearns ALT-A Trust
Series 2005-4, Class 23A2, 2.76%, 5/25/2035 (i)	193	197

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CHL Mortgage Pass-Through Trust
Series 2005-HYB3, Class 2A1A, 3.32%, 6/20/2035 (i)	218		226
Series 2006-HYB1, Class 2A2C, 2.72%, 3/20/2036 (i)	420		418
Series 2006-HYB2, Class 2A1B, 2.80%, 4/20/2036 (i)	326		310
Series 2006-21, Class A14, 6.00%, 2/25/2037	59		44
Citigroup Mortgage Loan Trust
Series 2005-11, Class A2A, 2.53%, 10/25/2035 (i)	79		80
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1B1, 4.21%, 7/25/2039 (e) (i)	500		500
Deephaven Residential Mortgage Trust
Series 2019-4A, Class M1, 3.48%, 10/25/2059 ‡ (e) (i)	1,457		1,499
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 0.41%, 4/25/2036 (i)	436		439
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2006-AR1, Class 1A3, 0.44%, 2/25/2036 (i)	1,165		1,175
FHLMC Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B2, 6.02%, 8/25/2033 (e) (i)	950		922
FNMA, REMIC
Series 2009-86, Class OT, PO, 10/25/2037	—	(a)	–	(a)
Fremont Home Loan Trust
Series 2004-A, Class M1, 0.93%, 1/25/2034 ‡ (i)	706		700
GSR Mortgage Loan Trust
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	3		3
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (e) (i)	250		255
Series 2019-1, Class B1, 4.80%, 1/25/2059 ‡ (e) (i)	250		252
Impac CMB Trust
Series 2004-9, Class 1A1, 0.87%, 1/25/2035 (i)	300		308
Series 2005-5, Class A4, 0.87%, 8/25/2035 (i)	233		233
Series 2005-8, Class 1AM, 0.81%, 2/25/2036 (i)	466		466
Series 2007-A, Class M3, 2.36%, 5/25/2037 ‡ (e) (i)	459		457
MASTR Adjustable Rate Mortgages Trust
Series 2004-3, Class 3A2, 3.14%, 4/25/2034 (i)	105		108
MASTR Alternative Loan Trust
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	112		114
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	217		194
Merrill Lynch Mortgage Investors Trust
Series 2005-A5, Class A9, 3.54%, 6/25/2035 (i)	59		60
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B2, 5.02%, 9/25/2059 ‡ (e) (i)	688		690
PHH Mortgage Trust
Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1		1
RALI Trust
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(a)	–	(a)
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3		4
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	353		264
SACO I, Inc.
Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (e)	20		20
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 0.51%, 7/20/2036 (i)	170		167
Starwood Mortgage Residential Trust
Series 2019-INV1, Class M1, 3.06%, 9/27/2049 ‡ (e) (i)	1,721		1,669
Structured Asset Mortgage Investments II Trust
Series 2005-AR2, Class 2A1, 0.57%, 5/25/2045 (i)	77		77
Series 2007-AR7, Class 1A1, 0.96%, 5/25/2047 (i)	460		385
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (e) (i)	1,100		1,110
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2AB2, 0.95%, 7/25/2045 (i)	929		921
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 2.71%, 3/25/2035 (i)	157		163
Series 2005-AR10, Class 1A3, 3.10%, 9/25/2035 (i)	1,327		1,368
Series 2005-AR10, Class 1A4, 3.10%, 9/25/2035 (i)	183		188
Series 2007-HY3, Class 3A3, 3.25%, 3/25/2037 (i)	280		276
Series 2006-AR17, Class 1A1A, 1.19%, 12/25/2046 (i)	351		336

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,730)			20,067

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 1.4%
ABFC Trust
Series 2003-OPT1, Class M1, 1.14%, 2/25/2033 ‡ (i)	321	320
ACE Securities Corp. Home Equity Loan Trust
Series 2004-OP1, Class M3, 1.98%, 4/25/2034 (i)	108	107
Series 2004-HE3, Class M3, 1.19%, 11/25/2034 ‡ (i)	2	3
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-2, Class M3, 2.76%, 8/25/2032 ‡ (i)	176	177
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class M1, 0.90%, 2/25/2034 ‡ (i)	157	153
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 0.93%, 2/25/2034 ‡ (i)	64	62
Series 2004-W7, Class M9, 4.91%, 5/25/2034 ‡ (e) (i)	105	121
Bear Stearns Asset-Backed Securities Trust
Series 2004-2, Class M1, 1.31%, 8/25/2034 ‡ (i)	224	224
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 1.46%, 8/25/2033 (i)	113	113
Series 2003-HE3, Class M2, 2.73%, 11/25/2033 ‡ (i)	2	2
Chase Funding Loan Acquisition Trust
Series 2004-OPT1, Class M2, 1.61%, 6/25/2034 ‡ (i)	90	90
CHEC Loan Trust
Series 2004-2, Class M3, 1.98%, 4/25/2034 ‡ (i)	152	155
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF4, 5.07%, 4/25/2034 ‡ (g)	853	887
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB6, Class M3, 2.21%, 12/25/2033 ‡ (i)	140	139
Series 2004-CB4, Class A5, 6.78%, 5/25/2035 (g)	480	484
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 1.83%, 7/25/2034 ‡ (i)	221	221
Series 2004-6, Class M2, 1.08%, 10/25/2034 ‡ (i)	209	206
Equity One Mortgage Pass-Through Trust
Series 2003-1, Class M1, 4.86%, 8/25/2033 ‡ (i)	457	470
GSAMP Trust
Series 2004-NC2, Class B2, 3.48%, 10/25/2034 ‡ (e) (i)	527	467
Home Equity Asset Trust
Series 2002-1, Class M2, 2.01%, 11/25/2032 ‡ (i)	300	297
Series 2004-3, Class M1, 0.96%, 8/25/2034 ‡ (i)	213	212
Series 2004-6, Class M2, 1.01%, 12/25/2034 ‡ (i)	91	91
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M3, 1.31%, 11/25/2034 ‡ (i)	176	176
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 0.95%, 7/25/2031 ‡ (i)	92	92
MASTR Asset-Backed Securities Trust
Series 2004-OPT1, Class M2, 1.76%, 2/25/2034 ‡ (i)	45	45
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.08%, 7/25/2034 (i)	57	56
Series 2004-HE1, Class M2, 2.36%, 4/25/2035 ‡ (i)	233	232
Series 2005-NC1, Class M2, 1.19%, 10/25/2035 ‡ (i)	284	283
Series 2005-FM1, Class M1, 0.83%, 5/25/2036 (i)	196	194
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC8, Class M1, 1.16%, 9/25/2033 ‡ (i)	967	969
Series 2005-HE1, Class M3, 0.89%, 12/25/2034 ‡ (i)	252	237
Series 2005-HE1, Class M4, 1.19%, 12/25/2034 ‡ (i)	146	143
New Century Home Equity Loan Trust
Series 2003-5, Class M1, 5.91%, 11/25/2033 (g)	148	150
Series 2005-1, Class M1, 0.78%, 3/25/2035 ‡ (i)	132	132
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 2.88%, 9/25/2033 ‡ (i)	372	380
Series 2003-3, Class M1, 1.23%, 12/25/2033 ‡ (i)	21	21
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-4, Class M1, 1.13%, 7/25/2033 ‡ (i)	383	383
Option One Mortgage Loan Trust
Series 2004-2, Class M2, 1.68%, 5/25/2034 ‡ (i)	451	455
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4, 1.35%, 1/25/2036 ‡ (i)	419	421
RAMP Trust
Series 2005-RS6, Class M4, 1.08%, 6/25/2035 ‡ (i)	432	433
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 1.35%, 8/25/2033 ‡ (i)	854	831

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Saxon Asset Securities Trust
Series 2000-2, Class MF2, 8.66%, 7/25/2030 ‡ (g)	55		48
Series 2003-2, Class M2, 2.73%, 6/25/2033 ‡ (i)	120		129
Series 2004-2, Class MV2, 1.91%, 8/25/2035 ‡ (i)	143		143
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1, 1.01%, 11/25/2034 ‡ (i)	156		155
Stanwich Mortgage Loan Trust
Series 2019-NPB2, Class A1, 3.48%, 11/16/2024 ‡ (e) (g)	1,160		1,168
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.08%, 10/25/2033 ‡ (i)	101		101
Series 2004-7, Class M1, 1.16%, 8/25/2034 ‡ (i)	25		25
Series 2004-8, Class M2, 1.04%, 9/25/2034 ‡ (i)	198		195
Structured Asset Securities Corp. Trust
Series 2005-SC1, Class 1A1, 0.38%, 5/25/2031 ‡ (e) (i)	92		69
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8A, 4.61%, 10/25/2034 ‡ (e) (i)	194		189

TOTAL ASSET-BACKED SECURITIES (Cost $12,124)			12,856

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Notes 1.38%, 1/31/2022 (j) (Cost $7,204)	7,128		7,205

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D, 1.43%, 3/15/2037 ‡ (e) (i)	500		500
DBGS Mortgage Trust
Series 2018-5BP, Class B, 0.94%, 6/15/2033 ‡ (e) (i)	750		748
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K075, Class X3, IO, 2.13%, 5/25/2028 (i)	2,250		291
FREMF Mortgage Trust
Series 2017-KF40, Class B, 2.82%, 11/25/2027 (e) (i)	245		242
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 5.62%, 7/15/2044 (i)	28		28
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class AJ, 6.23%, 7/15/2040 (i)	50		48

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,843)			1,857

MORTGAGE-BACKED SECURITIES — 0.0% (c)
FNMA, Other
Pool # AN5182, 3.39%, 4/1/2027	340		375
GNMA I, 30 Year
Pool # 323423, 8.50%, 6/15/2022	–	(a)	–	(a)

TOTAL MORTGAGE-BACKED SECURITIES (Cost $342)			375

LOAN ASSIGNMENTS — 0.0% (c) (k)
Food & Staples Retailing — 0.0% (c)
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 7.00%, 4/1/2024 ‡ (l)	46		48
Moran Foods LLC, Tranche A Second Lien Term Loan
(ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024 (l)	63		55

			103

Machinery — 0.0% (c)
Navistar, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.62%, 11/6/2024 (l)	61		61

Pharmaceuticals — 0.0% (c)
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 6/2/2025 (l)	141		140

TOTAL LOAN ASSIGNMENTS (Cost $275)			304

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 0.0% (c)
International Equity — 0.0% (c)
iShares MSCI EAFE ETF(Cost $106)	1		106

PREFERRED STOCKS — 0.0% (c)
Internet & Direct Marketing Retail — 0.0% (c)
MYT Holding LLC
Series A, 10.00%, 6/6/2029 ‡ (Cost $72)	75		76

	No. of Warrants (000)
WARRANTS — 0.0% (c)
Media — 0.0% (c)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	1		–	(a)

Oil, Gas & Consumable Fuels — 0.0% (c)
Chesapeake Energy Corp.
expiring 2/9/2026, price 32.13 USD *	1		11
expiring 2/9/2026, price 27.63 USD *	1		11
expiring 2/9/2026, price 36.18 USD *	–	(a)	5

			27

TOTAL WARRANTS (Cost $—)			27

RIGHTS — 0.0% (c)
Gas Utilities — 0.0% (c)
Snam SpA, expiring 4/7/2021 (Italy) *	9		–	(a)

IT Services — 0.0% (c)
Computershare Ltd., expiring 4/19/2021 (Australia) *	–	(a)	–	(a)

TOTAL RIGHTS (Cost $—)			–	(a)

	Shares (000)
SHORT-TERM INVESTMENTS — 11.3%
INVESTMENT COMPANIES — 11.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (d) (m)	58,110		58,139
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (d) (m)	47,433		47,457

TOTAL INVESTMENT COMPANIES (Cost $105,591)			105,596

Total Investments — 99.2% (Cost $751,026)			930,767
Other Assets Less Liabilities — 0.8%			7,093

Net Assets — 100.0%			937,860

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY**
United States	68.5%
Japan	2.4
United Kingdom	2.2
France	2.1
Germany	1.6
China	1.5
Netherlands	1.4
Switzerland	1.3
Others (each less than 1.0%)	7.6
Short-Term Investments	11.4

** Percentages indicated are based upon total investments as of March 31, 2021.

Abbreviations

ABS	Asset-Backed Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

ETF	Exchange-Traded Fund
FDR	Fiduciary Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Defaulted security.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.

(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(m)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	681	06/2021	USD	24,414	293
EURO STOXX 50 Index	156	06/2021	EUR	7,080	178
FTSE 100 Index	76	06/2021	GBP	6,998	12
MSCI EAFE E-Mini Index	5	06/2021	USD	548	1
MSCI Emerging Markets E-Mini Index	340	06/2021	USD	22,499	570
Russell 2000 E-Mini Index	85	06/2021	USD	9,449	(534)
S&P 500 E-Mini Index	48	06/2021	USD	9,529	89
TOPIX Index	27	06/2021	JPY	4,789	74

					683

Short Contracts
MSCI EAFE E-Mini Index	(31)	06/2021	USD	(3,398)	13
U.S. Treasury 10 Year Note	(181)	06/2021	USD	(23,722)	209
U.S. Treasury Ultra Bond	(100)	06/2021	USD	(18,194)	559

					781

					1,464

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of March 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	405	USD	555	State Street Corp.	4/1/2021	3
USD	1,088	CHF	986	Standard Chartered Bank	4/1/2021	45
USD	6,186	EUR	5,086	State Street Corp.	4/1/2021	222
USD	878	GBP	621	BNP Paribas	4/1/2021	22
USD	1,633	HKD	12,665	TD Bank Financial Group	4/1/2021	4
USD	1,214	JPY	128,379	BNP Paribas	4/1/2021	55
AUD	8,211	EUR	5,301	Goldman Sachs International	4/22/2021	19
AUD	2,727	USD	2,071	Citibank, NA	4/22/2021	1
BRL	5,779	USD	1,020	Goldman Sachs International**	4/22/2021	6
CAD	2,867	AUD	2,963	Goldman Sachs International	4/22/2021	31
CAD	843	EUR	567	Goldman Sachs International	4/22/2021	5

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	7,952	EUR	5,279	HSBC Bank, NA	4/22/2021	135
CHF	1,947	JPY	226,851	Goldman Sachs International	4/22/2021	12
CLP	3,031,815	USD	4,171	BNP Paribas**	4/22/2021	39
COP	7,784,066	USD	2,086	BNP Paribas**	4/22/2021	39
COP	7,766,090	USD	2,084	Goldman Sachs International**	4/22/2021	37
EUR	8,041	CHF	8,880	BNP Paribas	4/22/2021	34
EUR	7,977	JPY	1,029,094	Citibank, NA	4/22/2021	62
EUR	1,084	JPY	139,755	TD Bank Financial Group	4/22/2021	9
EUR	8,031	NZD	13,273	Citibank, NA	4/22/2021	152
GBP	1,500	CAD	2,584	Royal Bank of Canada	4/22/2021	11
GBP	6,844	EUR	8,041	Goldman Sachs International	4/22/2021	3
GBP	747	NZD	1,453	Citibank, NA	4/22/2021	15
INR	152,387	USD	2,075	BNP Paribas**	4/22/2021	1
JPY	357,046	NZD	4,567	Goldman Sachs International	4/22/2021	36
KRW	3,539,962	USD	3,116	Citibank, NA**	4/22/2021	23
KRW	4,704,942	USD	4,156	Goldman Sachs International**	4/22/2021	16
MXN	70,250	USD	3,380	Goldman Sachs International	4/22/2021	51
MXN	5,451	USD	261	HSBC Bank, NA	4/22/2021	6
PHP	104,203	USD	2,142	BNP Paribas**	4/22/2021	1
THB	65,829	USD	2,101	Goldman Sachs International	4/22/2021	6
USD	940	AUD	1,214	Citibank, NA	4/22/2021	18
USD	9,355	AUD	12,201	Goldman Sachs International	4/22/2021	87
USD	1,083	BRL	6,032	Goldman Sachs International**	4/22/2021	13
USD	8,338	CHF	7,752	Citibank, NA	4/22/2021	133
USD	2,101	CHF	1,978	Goldman Sachs International	4/22/2021	7
USD	1,054	CLP	758,818	Goldman Sachs International**	4/22/2021	1
USD	5,196	COP	18,899,176	BNP Paribas**	4/22/2021	36
USD	5,241	COP	18,777,989	Citibank, NA**	4/22/2021	114
USD	811	CZK	17,855	BNP Paribas	4/22/2021	9
USD	1,077	CZK	23,939	Goldman Sachs International	4/22/2021	1
USD	47,661	EUR	39,935	BNP Paribas	4/22/2021	813
USD	10,535	EUR	8,810	Goldman Sachs International	4/22/2021	201
USD	840	EUR	703	Royal Bank of Canada	4/22/2021	14
USD	587	EUR	492	TD Bank Financial Group	4/22/2021	10
USD	5,214	GBP	3,751	Citibank, NA	4/22/2021	43
USD	3,130	IDR	45,359,310	BNP Paribas**	4/22/2021	24
USD	2,086	IDR	30,356,002	Citibank, NA**	4/22/2021	7
USD	1,059	IDR	15,323,626	Goldman Sachs International**	4/22/2021	10
USD	2,102	ILS	6,952	BNP Paribas	4/22/2021	22
USD	1,052	ILS	3,487	Goldman Sachs International	4/22/2021	8
USD	1,044	ILS	3,466	HSBC Bank, NA	4/22/2021	7
USD	3,133	INR	228,619	BNP Paribas**	4/22/2021	19
USD	687	NZD	958	Citibank, NA	4/22/2021	18
USD	4,251	PLN	16,500	BNP Paribas	4/22/2021	76
USD	1,174	PLN	4,605	Goldman Sachs International	4/22/2021	8
USD	1,048	RON	4,310	BNP Paribas	4/22/2021	22
USD	2,088	RON	8,568	HSBC Bank, NA	4/22/2021	47
USD	1,042	RUB	77,334	Goldman Sachs International**	4/22/2021	21
USD	645	SEK	5,506	Goldman Sachs International	4/22/2021	15
USD	8,839	THB	272,336	Goldman Sachs International	4/22/2021	125
USD	1,039	TRY	8,101	BNP Paribas	4/22/2021	70
USD	5,747	TRY	46,280	Goldman Sachs International	4/22/2021	214
USD	2,068	TWD	58,221	Citibank, NA**	4/22/2021	19
USD	792	ZAR	11,703	BNP Paribas	4/22/2021	1
ZAR	16,371	USD	1,096	Barclays Bank plc	4/22/2021	11
ZAR	1,964	USD	130	Citibank, NA	4/22/2021	2
ZAR	15,313	USD	1,022	Goldman Sachs International	4/22/2021	13
CAD	3,572	USD	2,809	Merrill Lynch International	4/29/2021	34
GBP	201	USD	275	Citibank, NA	4/29/2021	2
GBP	731	USD	998	Merrill Lynch International	4/29/2021	10

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	163	USD	222	State Street Corp.	4/29/2021	2
GBP	32	USD	45	TD Bank Financial Group	4/29/2021	– (a)
NOK	1,513	USD	177	State Street Corp.	4/29/2021	– (a)
USD	124	DKK	763	BNP Paribas	4/29/2021	4
USD	1,096	DKK	6,755	Merrill Lynch International	4/29/2021	30
USD	1,084	EUR	890	BNP Paribas	4/29/2021	39
USD	44	EUR	36	Citibank, NA	4/29/2021	2
USD	127	EUR	105	Goldman Sachs International	4/29/2021	4
USD	7,523	EUR	6,189	Merrill Lynch International	4/29/2021	262
USD	1,022	EUR	854	State Street Corp.	4/29/2021	20
USD	187	EUR	155	TD Bank Financial Group	4/29/2021	6
USD	7	HKD	51	Goldman Sachs International	4/29/2021	– (a)
USD	475	SEK	4,002	State Street Corp.	4/29/2021	16
USD	127	JPY	13,811	Merrill Lynch International	4/30/2021	2
USD	33	JPY	3,393	TD Bank Financial Group	4/30/2021	2
GBP	407	USD	560	TD Bank Financial Group	5/4/2021	1
USD	1,055	CHF	986	Citibank, NA	5/4/2021	11
USD	59	CHF	56	TD Bank Financial Group	5/4/2021	– (a)
USD	5,585	EUR	4,717	State Street Corp.	5/4/2021	50
USD	1,630	HKD	12,665	Citibank, NA	5/4/2021	1
USD	1,182	JPY	128,379	Merrill Lynch International	5/6/2021	22

Total unrealized appreciation						3,880

CHF	986	USD	1,054	Citibank, NA	4/1/2021	(11)
EUR	4,717	USD	5,581	State Street Corp.	4/1/2021	(49)
EUR	369	USD	442	TD Bank Financial Group	4/1/2021	(9)
GBP	216	USD	301	Citibank, NA	4/1/2021	(4)
HKD	12,665	USD	1,630	Citibank, NA	4/1/2021	(1)
JPY	128,379	USD	1,182	Merrill Lynch International	4/1/2021	(22)
AUD	12,467	EUR	8,082	Citibank, NA	4/22/2021	(11)
AUD	433	EUR	281	Royal Bank of Canada	4/22/2021	– (a)
AUD	12,383	USD	9,574	Goldman Sachs International	4/22/2021	(168)
AUD	18,881	USD	14,634	HSBC Bank, NA	4/22/2021	(292)
BRL	19,804	USD	3,560	Goldman Sachs International**	4/22/2021	(45)
CAD	17,206	USD	13,722	State Street Corp.	4/22/2021	(30)
CHF	8,782	EUR	7,952	BNP Paribas	4/22/2021	(33)
CHF	918	USD	982	Goldman Sachs International	4/22/2021	(10)
CLP	1,520,501	USD	2,118	BNP Paribas**	4/22/2021	(7)
CNY	6,926	USD	1,062	Citibank, NA**	4/22/2021	(8)
COP	4,142,390	USD	1,165	Goldman Sachs International**	4/22/2021	(34)
COP	1,454,336	USD	407	Merrill Lynch International**	4/22/2021	(10)
CZK	249,788	USD	11,376	Citibank, NA	4/22/2021	(153)
EUR	2,651	CAD	3,945	Citibank, NA	4/22/2021	(30)
EUR	15,889	CAD	23,710	Goldman Sachs International	4/22/2021	(229)
EUR	898	CNY	6,926	Citibank, NA**	4/22/2021	(1)
EUR	1,745	CZK	46,192	BNP Paribas	4/22/2021	(29)
EUR	8,033	GBP	6,891	BNP Paribas	4/22/2021	(77)
EUR	881	MXN	21,543	Barclays Bank plc	4/22/2021	(19)
EUR	885	MXN	21,474	Goldman Sachs International	4/22/2021	(11)
EUR	2,605	USD	3,103	BNP Paribas	4/22/2021	(47)
EUR	6,050	USD	7,194	Goldman Sachs International	4/22/2021	(97)
EUR	366	USD	437	State Street Corp.	4/22/2021	(7)
GBP	712	CAD	1,244	TD Bank Financial Group	4/22/2021	(9)
HUF	344,897	USD	1,123	BNP Paribas	4/22/2021	(6)
HUF	626,852	USD	2,040	State Street Corp.	4/22/2021	(11)
IDR	79,858,131	USD	5,502	BNP Paribas**	4/22/2021	(32)
IDR	32,039,733	USD	2,210	Citibank, NA**	4/22/2021	(16)
INR	529,103	USD	7,222	BNP Paribas**	4/22/2021	(16)
INR	153,209	USD	2,091	Citibank, NA**	4/22/2021	(4)
JPY	228,050	CHF	1,946	Goldman Sachs International	4/22/2021	– (a)
JPY	1,032,707	EUR	7,955	Citibank, NA	4/22/2021	(4)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	448,967	USD	4,123	Barclays Bank plc	4/22/2021	(68)
NZD	18,778	USD	13,471	Royal Bank of Canada	4/22/2021	(357)
PLN	4,126	EUR	892	BNP Paribas	4/22/2021	(2)
PLN	4,125	EUR	893	Goldman Sachs International	4/22/2021	(3)
PLN	1,214	USD	315	Goldman Sachs International	4/22/2021	(8)
PLN	20,807	USD	5,414	HSBC Bank, NA	4/22/2021	(148)
RON	4,235	USD	1,032	BNP Paribas	4/22/2021	(23)
RUB	329,393	USD	4,453	BNP Paribas**	4/22/2021	(105)
RUB	102,425	USD	1,381	Goldman Sachs International**	4/22/2021	(29)
SEK	79,307	USD	9,326	Barclays Bank plc	4/22/2021	(244)
SEK	6,819	USD	791	TD Bank Financial Group	4/22/2021	(10)
THB	36,941	USD	1,194	BNP Paribas	4/22/2021	(12)
TRY	2,413	EUR	260	Goldman Sachs International	4/22/2021	(17)
TRY	68,394	USD	8,845	Barclays Bank plc	4/22/2021	(668)
USD	2,142	COP	7,875,007	Goldman Sachs International**	4/22/2021	(8)
USD	359	COP	1,333,302	Merrill Lynch International**	4/22/2021	(5)
USD	1,035	HUF	319,993	BNP Paribas	4/22/2021	(1)
USD	2,058	INR	151,703	Citibank, NA**	4/22/2021	(8)
USD	2,057	KRW	2,339,677	Barclays Bank plc**	4/22/2021	(18)
USD	2,115	KRW	2,387,466	BNP Paribas**	4/22/2021	(2)
USD	3,194	PHP	155,386	Citibank, NA**	4/22/2021	(1)
USD	1,037	RUB	79,137	Goldman Sachs International**	4/22/2021	(8)
USD	1,803	TRY	15,185	Goldman Sachs International	4/22/2021	(12)
AUD	2,555	USD	1,968	State Street Corp.	4/29/2021	(27)
CHF	34	USD	37	BNP Paribas	4/29/2021	(2)
CHF	2,029	USD	2,288	State Street Corp.	4/29/2021	(140)
DKK	465	USD	75	BNP Paribas	4/29/2021	(2)
DKK	99	USD	16	Goldman Sachs International	4/29/2021	– (a)
DKK	208	USD	33	State Street Corp.	4/29/2021	– (a)
DKK	195	USD	32	TD Bank Financial Group	4/29/2021	(1)
EUR	121	USD	142	BNP Paribas	4/29/2021	– (a)
EUR	1,252	USD	1,513	Merrill Lynch International	4/29/2021	(45)
EUR	76	USD	90	State Street Corp.	4/29/2021	(1)
GBP	12	USD	17	BNP Paribas	4/29/2021	– (a)
GBP	109	USD	152	Goldman Sachs International	4/29/2021	(2)
GBP	51	USD	71	Merrill Lynch International	4/29/2021	(1)
HKD	5,076	USD	655	TD Bank Financial Group	4/29/2021	(2)
SEK	824	USD	98	Merrill Lynch International	4/29/2021	(3)
SGD	391	USD	294	BNP Paribas	4/29/2021	(4)
JPY	7,700	USD	72	Goldman Sachs International	4/30/2021	(2)
JPY	526,016	USD	5,074	State Street Corp.	4/30/2021	(322)
CHF	1,042	USD	1,108	TD Bank Financial Group	5/4/2021	(5)
EUR	4,717	USD	5,559	TD Bank Financial Group	5/4/2021	(24)
HKD	12,322	USD	1,586	Citibank, NA	5/4/2021	(1)
HKD	344	USD	44	TD Bank Financial Group	5/4/2021	– (a)
USD	555	GBP	405	State Street Corp.	5/4/2021	(3)
USD	2	GBP	1	TD Bank Financial Group	5/4/2021	– (a)
JPY	125,510	USD	1,145	Standard Chartered Bank	5/6/2021	(11)
JPY	2,869	USD	26	TD Bank Financial Group	5/6/2021	– (a)

Total unrealized depreciation						(3,897)

Net unrealized depreciation						(17)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,104	$11,752		$12,856
Collateralized Mortgage Obligations	—	12,518	7,549		20,067
Commercial Mortgage-Backed Securities	—	609	1,248		1,857
Common Stocks
Aerospace & Defense	3,142	2,814	—		5,956
Air Freight & Logistics	—	482	—		482
Airlines	1,373	731	—		2,104
Auto Components	—	797	—		797
Automobiles	4,337	5,005	—		9,342
Banks	26,761	13,903	—		40,664
Beverages	6,499	5,632	—		12,131
Biotechnology	9,828	667	—		10,495
Building Products	3,792	820	—		4,612
Capital Markets	12,879	3,601	—		16,480
Chemicals	4,053	5,988	—		10,041
Commercial Services & Supplies	2,324	339	—		2,663
Communications Equipment	1,064	330	—		1,394
Construction & Engineering	430	2,888	—		3,318
Construction Materials	963	1,783	—		2,746
Consumer Finance	3,332	50	—		3,382
Containers & Packaging	4,150	82	—		4,232
Distributors	1,130	—	—		1,130
Diversified Consumer Services	557	—	—		557
Diversified Financial Services	2,074	752	—		2,826
Diversified Telecommunication Services	1,448	2,170	—	(a)	3,618
Electric Utilities	8,330	4,260	—		12,590
Electrical Equipment	4,470	4,308	—		8,778
Electronic Equipment, Instruments & Components	2,184	2,747	—		4,931
Energy Equipment & Services	—	41	—		41
Entertainment	3,650	767	—		4,417
Equity Real Estate Investment Trusts (REITs)	11,742	931	—		12,673
Food & Staples Retailing	2,258	1,146	19		3,423
Food Products	1,777	4,337	—		6,114
Gas Utilities	450	434	—		884
Health Care Equipment & Supplies	8,283	1,587	—		9,870
Health Care Providers & Services	10,261	330	—	(a)	10,591
Health Care Technology	194	124	—		318
Hotels, Restaurants & Leisure	7,631	2,336	—		9,967
Household Durables	2,337	4,796	—		7,133
Household Products	2,032	1,955	—		3,987
Independent Power and Renewable Electricity Producers	—	86	—		86
Industrial Conglomerates	1,357	1,022	—		2,379
Insurance	9,377	12,772	—		22,149
Interactive Media & Services	15,100	3,829	—		18,929
Internet & Direct Marketing Retail	13,088	5,150	206		18,444
IT Services	14,286	2,334	—		16,620
Leisure Products	505	171	—		676
Life Sciences Tools & Services	2,104	1,322	—		3,426
Machinery	10,460	7,616	—		18,076
Marine	—	169	—		169
Media	5,744	319	—		6,063
Metals & Mining	880	5,700	—		6,580
Multiline Retail	801	338	—		1,139
Multi-Utilities	354	1,200	—		1,554
Oil, Gas & Consumable Fuels	8,532	3,547	—		12,079

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices		Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Paper & Forest Products	$49		$245		$—		$294
Personal Products	998		1,409		—		2,407
Pharmaceuticals	10,638		8,102		—		18,740
Professional Services	2,897		3,211		—		6,108
Real Estate Management & Development	1,212		2,149		—		3,361
Road & Rail	9,022		548		—		9,570
Semiconductors & Semiconductor Equipment	22,153		6,605		—		28,758
Software	21,146		1,086		—		22,232
Specialty Retail	11,004		1,539		—		12,543
Technology Hardware, Storage & Peripherals	10,178		4,736		—		14,914
Textiles, Apparel & Luxury Goods	2,091		6,799		—		8,890
Thrifts & Mortgage Finance	—		179		—		179
Tobacco	517		592		—		1,109
Trading Companies & Distributors	—		2,198		—		2,198
Transportation Infrastructure	81		342		—		423
Water Utilities	—		69		—		69
Wireless Telecommunication Services	1,506		1,275		—		2,781

Total Common Stocks	331,815		165,592		225		497,632

Corporate Bonds	—		57,072		—		57,072
Exchange-Traded Funds	106		—		—		106
Investment Companies	227,594		—		—		227,594
Loan Assignments
Food & Staples Retailing	—		55		48		103
Machinery	—		61		—		61
Pharmaceuticals	—		140		—		140

Total Loan Assignments	—		256		48		304

Mortgage-Backed Securities	—		375		—		375
Preferred Stocks	—		—		76		76
Rights
Gas Utilities	—		—	(b)	—		—	(b)
IT Services	—	(b)	—		—		—	(b)

Total Rights	—	(b)	—	(b)	—		—	(b)

U.S. Treasury Obligations	—		7,205		—		7,205
Warrants
Media	—		—		—	(b)	—	(b)
Oil, Gas & Consumable Fuels	27		—		—		27

Total Warrants	27		—		—	(b)	27

Short-Term Investments
Investment Companies	105,596		—		—		105,596

Total Investments in Securities	$665,138		$244,731		$20,898		$930,767

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$3,880		$—		$3,880
Futures Contracts	1,998		—		—		1,998
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—		(3,897)		—		(3,897)
Futures Contracts	(534)		—		—		(534)

Total Net Appreciation/Depreciation in Other Financial Instruments	$1,464		$(17)		$—		$1,447

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021
Investments in Securities
Asset-Backed Securities	$20,226		$66		$299	$40		$—	(a)	$(10,200)	$1,321	$—	$11,752
Collateralized Mortgage Obligations	11,503		(80)		697	5		—		(4,576)	—	—	7,549
Commercial Mortgage-Backed Securities	2,000		22		63	—	(a)	—		(837)	—	—	1,248
Common Stocks - Diversified Telecommunication Services	—		17		(11)	—		2		(16)	8	—	—	(b)
Common Stocks - Food & Staples Retailing	3		—		16	—		—		—	—	—	19
Common Stocks - Health Care Providers & Services	—	(b)	—		—	—		—		—	—	—	—	(b)
Common Stocks - Internet & Direct Marketing Retail	—		—		201	—		5		—	—	—	206
Loan Assignments - Food & Staples Retailing	89		—		(21)	(1)		4		(23)	—	—	48
Preferred Stocks - Internet & Direct Marketing Retail	—		—		4	—		72		—	—	—	76
Rights - Media	—	(a)	—	(a)	—	—		—		—	—	—	—
Warrants - Media	—		—		—	—		—	(a)	—	—	—	—	(a)
Warrants - Wireless Telecommunication Services	22		—		30	—		—		(52)	—	—	—

Total	$33,843		$25		$1,278	$44		$83		$(15,704)	$1,329	$—	$20,898

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $1,015.

There were no significant transfers into or out of level 3 for the period ended March 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,752		Discounted Cash Flow	Constant Prepayment Rate	0.75% - 18.00% (6.71%)

				Constant Default Rate	0.00% - 6.80% (2.33%)
				Yield (Discount Rate of Cash Flows)	1.13% - 25.98% (2.83%)
Asset-Backed Securities	11,752
	1,248		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.90% - 2.29% (2.05%)

Commercial Mortgage-Backed Securities	1,248
	6,859		Discounted Cash Flow	Constant Prepayment Rate	2.00% - 25.00% (19.09%)

				Constant Default Rate	0.00% - 6.60% (0.91%)
				Yield (Discount Rate of Cash Flows)	2.33% - 4.68% (3.20%)
Commercial Mortgage Obligations	6,859
	48		Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)

Loan Assignments	48
	—	(b)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	—	(b)

Total	$19,907

# The table above does not include certain Level 3 investments that are valued by brokers and Pricing Services. At March 31, 2021, the value of these investments was $991. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

(b) Amount rounds to less than one thousand.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$4,000	$200,107	$63,726	$(573)	$(1,325)	$138,483	11,647	$530	$816
JPMorgan Corporate Bond Fund Class R6 Shares (a)	98,796	43,303	82,051	(1,565)	(3,124)	55,359	5,344	2,019	1,826
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	898	13,253	—	—	(130)	14,021	1,791	283	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	937	27	—	—	17	981	126	27	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	—	18,750	—	—	— (b)	18,750	962	—	—
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (c)	64,384	484,347	490,577	(3)	(12)	58,139	58,110	46	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (c)	627	52,059	5,229	— (b)	— (b)	47,457	47,433	1	—

Total	$169,642	$811,846	$641,583	$(2,141)	$(4,574)	$333,190		$2,906	$2,642

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

C. Derivatives —The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.